Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.2

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
2023070092	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Missing the EMD in the amount of XXX paper trail doc. ; XXX - EMD check in the amount of XXX received. Exception cleared.
														XXX - Asset Documents are Incomplete: Missing the EMD in the amount of XXX paper trail doc.			XXX - EMD check in the amount of XXX received. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21368.74.; Borrower has significant job time - Borrower has been on job XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070092	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21368.74.; Borrower has significant job time - Borrower has been on job XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070092	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset statements are greater than XXX days from Note date.	Asset statement dated XXX is more than XXX days from note date. From forms in template: Form : XXX Bank Statements [Row 2, Row 3, Row 4, Row 5, Row 6, Row 7, Row 8, Row 9, Row 10, Row 11, Row 12]	Change status of 'Asset statements are greater than XXX days from Note date.' from Active to Open Rebuttal.;
Asset Statement is within XXX days from note - no issues.  Clearing Post Close to remove exception. ; Change status of 'Asset statements are greater than XXX days from Note date.' from Open Rebuttal to Cured Post Close.;
															Asset Statement is within XXX days from note - no issues. Clearing Post Close to remove exception.	XXX	Asset Statement is within XXX days from note - no issues. Condition cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21368.74.; Borrower has significant job time - Borrower has been on job XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070311	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28721.64.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070311	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML with established escrow and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX ,  investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.;
Per lender direction, HPML Acknowledged by client. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28721.64.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070311	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28721.64.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070310	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8283.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070310	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8283.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070310	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8283.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070312	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $99437.18.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070312	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $99437.18.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070312	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $99437.18.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070317	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX Matrices dated XXX state Loan amounts less than XXX has a maximum allowable LTV of XXX This exception is cited on the CRSE, and approval is granted.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Acknowledged by Client to Open Rebuttal.;
Underwriting LTV of XXX  is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX Matrices dated XXX state Loan amounts less than XXX has a maximum allowable LTV of XXX  This exception is cited on the CRSE, and approval is granted.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Underwriting LTV of XXX  is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX Matrices dated XXX state Loan amounts less than XXX has a maximum allowable LTV of XXX  This exception is cited on the CRSE, and approval is granted.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX Matrices dated XXX state Loan amounts less than XXX has a maximum allowable LTV of XXX This exception is cited on the CRSE, and approval is granted.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years. Borrower has XXX months reserves.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070317	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX Matrices dated XXX state Loan amounts less than XXX has a maximum allowable LTV of XXX This exception is cited on the CRSE, and approval is granted.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
															Underwriting CLTV of XXX is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX Matrices dated XXX state Loan amounts less than XXX has a maximum allowable LTV of XXX This exception is cited on the CRSE, and approval is granted.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years. Borrower has XXX months reserves.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070317	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years. Borrower has XXX months reserves.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070317	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification of XXX is less than XXX months.			Income Verification of ___ is greater than XXX months.; Income Verification of ___ is greater than XXX months.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years. Borrower has XXX months reserves.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070315	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate ( XXX ) by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with establish escrow met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Open Rebuttal.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
HPML loan with establish escrow met appraisal requirements; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
HPML loan with establish escrow met appraisal requirements; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29308.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070315	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is XXX Cash out amount XXX CRSE cites this exception and approval.	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Open Rebuttal.;
Cash to borrower exceeds maximum allowable.  Guideline maximum amount to borrower is $500,000.  Cash out amount XXX CRSE cites this exception and approval.; Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is $500,000. Cash out amount XXX CRSE cites this exception and approval.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29308.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070315	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29308.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070314	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Third Party alert not cleared.; Received LOX with supporting documentation. XXX is XXX of client's Operation and not a loan officer. NMLS is not applicable. Exception cleared.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.;
Received LOX with supporting documentation. XXX is XXX and not a loan officer. NMLS is not applicable. Exception cleared.	XXX	Alerts from Fraud Report have been cleared.; Received LOX with supporting documentation. XXX is XXX of client's Operation and not a loan officer. NMLS is not applicable. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32439.08.
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070314	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	DSCR loan, not applicable	XXX	Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32439.08.
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070314	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32439.08.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070314	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX Guidelines require a LTV of XXX or less with a DSCR less than XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated CRSE - Guidelines require a LTV of XXX or less with a DSCR less than XXX  Actual LTV/CLTV - XXX  Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; XXX Fico, Strong credit history, Borrower has strong history of managing properties. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - Guidelines require a LTV of XXX or less with a DSCR less than XXX Actual LTV/CLTV - XXX Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; XXX Fico, Strong credit history, Borrower has strong history of managing properties. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32439.08.
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070314	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: Max cashout, per guideline, is XXX * Approved Lender Exception provided on CRSE (pg 1,235). Compensating factors: XXX FICO / XXX months Reserves / Decreasing payment / Strong history if managing properties and credit history.	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Acknowledged by Client.;
Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: Max cashout, per guideline, is XXX * Approved Lender Exception provided on CRSE (pg 1,235). Compensating factors: XXX FICO / XXX months Reserves / Decreasing payment / Strong history if managing properties and credit history.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32439.08.
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070314	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require a LTV of XXX or less with a DSCR less than XXX	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated CRSE - Guidelines require a LTV of 70% or less with a DSCR less than XXX  Actual LTV/CLTV - XXX  Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; XXX Fico, Strong credit history, Borrower has strong history of managing properties. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - Guidelines require a LTV of 70% or less with a DSCR less than XXX Actual LTV/CLTV - XXX Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; XXX Fico, Strong credit history, Borrower has strong history of managing properties. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32439.08.
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070314	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	Transmittal Summary is Partial	The transmittal summary is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32439.08.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070313	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14156.66.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070313	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of XXX Guidelines require a maximum LTV of XXX with a DSCR value less than XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated CRSE - Guidelines require a maximum LTV of 70% with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX m; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - Guidelines require a maximum LTV of 70% with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX m; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV of XXX adheres to the guideline maximum LTV of 80.00.; Guidelines require a maximum LTV of 70% with a DSCR value less than XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14156.66.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070313	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Guidelines require a maximum CLTV of XXX with a DSCR value less than XXX	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated CRSE - Guidelines require a maximum LTV of 70% with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX m; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - Guidelines require a maximum LTV of 70% with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX m; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of 80.00.; Guidelines require a maximum CLTV of 70% with a DSCR value less than XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14156.66.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070323	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Loan is HPML . Escrow and appraisal requirements met. Per recent direction received on XXX client acknowledges HPML loans.	Change status of 'Higher-Priced Mortgage Loan' from Acknowledged by Client to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Loan is HPML . Escrow and appraisal requirements met.  Per recent direction received on XXX client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
Loan is HPML . Escrow and appraisal requirements met. Per recent direction received on XXX client acknowledges HPML loans.	XXX	XXX	Original LTV is Below the Guideline Maximum - The compensating factor 'Original LTV is Below the Guideline Maximum' is removed.The compensating factor 'Original LTV is Below the Guideline Maximum' is removed.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12002.81.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070323	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing documentation to verify liability associated with Investment Property located at XXX. Property is listed on 1003 as XXX property with no PITIA associated with property. Please verify any PITIA associated with this property.; Received LOX with SiteX report and Tax Bill. Property at XXX is owned free and clear. HOI Policy is not required. Added Taxes into the calculation - exception cleared.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received LOX with SiteX report and Tax Bill. Property at XXX is owned free and clear. HOI Policy is not required. Added Taxes into the calculation - exception cleared. ; Received LOX with SiteX report and Tax Bill. Property at XXX is owned free and clear. HOI Policy is not required. Added Taxes into the calculation - exception cleared.	XXX	Borrower liabilities verified indicator is Present. Received LOX with SiteX report and Tax Bill. Property at XXX is owned free and clear. HOI Policy is not required. Added Taxes into the calculation - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - The compensating factor 'Original LTV is Below the Guideline Maximum' is removed.The compensating factor 'Original LTV is Below the Guideline Maximum' is removed.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12002.81.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070323	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Title Issues Present	The following issues were noted: Please provide Final Title Policy showing item numbers XXX and XXX on Schedule C (page 552 in file) have been satisfied/released.; Copy of the Final Title Policy provided showing all items were satified/released. Exception cleared.	Change status of 'Title Issues Present' from Active to Open Rebuttal.;
Copy of the Final Title Policy provided showing all items were satified/released. Exception cleared. ; Copy of the Final Title Policy provided showing all items were satified/released. Exception cleared.	XXX	The exception 'Title Issues Present' is cleared. Copy of the Final Title Policy provided showing all items were satified/released. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - The compensating factor 'Original LTV is Below the Guideline Maximum' is removed.The compensating factor 'Original LTV is Below the Guideline Maximum' is removed.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12002.81.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	C	A	C	A	C	C	C	C	D	D	C	C	C	C	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070019	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10098.96.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070020	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10098.96.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070020	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10098.96.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070021	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX	Third Party Valuation Product Provided XXX ; Third Party Valuation Product Provided. Update.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39670.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070021	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39670.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070021	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39670.18.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070172	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070172	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070173	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval- lender to provide XXX documents to confirm rental income per leases in file. Also need to verify the XXX members and ownership percentage to confirm pos rents and DTI.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
XXX - Received copy of XXX documentation and business search showing who owns the company and current standing. Exception cleared.	XXX	The borrower income verification does match approval; The borrower income verification does match approval	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23576.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070173	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23576.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070173	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	CU score supports value, condition cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23576.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070171	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $16192.64.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070171	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $16192.64.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070176	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Open Rebuttal.;
XXX - Received CDA; Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.	XXX	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13948.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070176	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX	Third Party Valuation Product Provided	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13948.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070176	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13948.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070176	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13948.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070174	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5773.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070174	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5773.14.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070175	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The final CD dated XXX was issued on the consummation date, there is not evidence in the file a CD was acknowledged by the borrower prior to.	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15629.29.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070175	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Tolerance violation due to an increase in discount points from XXX to XXX on the final CD without a valid COC.	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15629.29.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070175	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15629.29.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070175	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15629.29.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Qualified Mortgage Points and Fees	This loan has points and fees that exceed the points and fees threshold. ( NC GS §24-1.1F(b1) , 12 CFR §1026.43(e)(3))The loan amount is XXX or more, and the transaction's total points and fees are XXX which exceeds XXX percent of the total loan amount of XXX loan amount is less than XXX but at least XXX and the transaction's total points and fees are XXX which exceeds XXX loan amount is less than XXX but at least XXX and the transaction's total points and fees are XXX which exceeds XXX percent of the total loan amount of XXX loan amount is less than XXX but at least XXX and the transaction's total points and fees are XXX which exceeds XXX orThe loan amount is less than XXX and the transaction's total points and fees are XXX which exceeds XXX percent of the total loan amount of XXX			Loan is not subject to QM, condition is not valid.	XXX	Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070252	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7823.08.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070252	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.; Evidence of Appraisal Delivery to the Borrower Not Provided.	Change status of 'Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6)).' from Active to Open Rebuttal.;
															XXX - Received a copy of the Appraisal Acknowledgment dated XXX Exception cleared.	XXX	Evidence of Appraisal Delivery to the Borrower Provided.; Evidence of Appraisal Delivery to the Borrower Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7823.08.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070252	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Consumer debt - XXX days late.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Client provided guideline exception allowing for XXX day consumer lates based on XXX months reserves, residual income of XXX LTV, Borrower with same Employer for XXX years, XXX / XXX DTI and housing payment decreasing by XXX	XXX	Borrower liabilities verified indicator is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7823.08.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070246	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	UCDP Summary Report is Missing			The SSR indicator is Not Applicable	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25067.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070246	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Appraisal date is greater than XXX days from Origination date.	Appraisal date is greater than XXX days from Origination date.			Appraisal date is within XXX days of Note date. Correction.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25067.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070246	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.			Third party valuation tool provided. Value supported. Condition cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25067.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070246	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25067.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070205	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8766.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070205	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8766.04.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070180	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX High-Cost Home Loan Financing of Points and Fees Test	This loan failed the high-cost home loan financing of points and fees test.
 (NJ AB 75, § 5. l.)
The high-cost home loan finances points and fees in excess of XXX of the total loan amount.; Please consult with XXX to determine if a portion of the points and fees are excluded or there is an exemption from this State regulation.	The high-cost home loan financing of points and fees test is not applicable to this loan. XXX The loan is not a high-cost home loan, as defined in the legislation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8547.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070180	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX High-Cost Home Loan Points and Fees Threshold Test	This loan failed the high-cost home loan points and fees threshold test.
 (NJ AB 75, § 3.) ,  (NJ SB 279, § 2.)
The total points and fees of this loan, which are XXX exceed one of the following thresholds based on the total loan amount, which is XXX
Either the total points and fees exceed XXX of the total loan amount if the total loan amount is XXX or more; orThe total points and fees exceed XXX of the total loan amount if the total loan amount is XXX or more but less than XXX orThe total points and fees exceed the lesser of XXX of the total loan amount or XXX if the total loan amount is less than XXX Please consult with XXX to determine if a portion of the points and fees are excluded or there is an exemption from this State regulation.	This loan passed the high-cost home loan points and fees threshold test due to all of the following findings:
 XXX
The total points and fees for this loan are XXX and the total loan amount for this loan is XXX
The total points and fees do not exceed XXX of the total loan amount if the total loan amount is XXX or more; andThe total points and fees do not exceed XXX of the total loan amount if the total loan amount is XXX or more but less than XXX andThe total points and fees do not exceed the lesser of XXX of the total loan amount or XXX if the total loan amount is less than XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8547.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070180	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX	CDA received variance is -XXX Value not supported, BPO provided, value supported. Condition cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8547.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070180	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8547.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070206	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6118.60.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070206	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6118.60.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070206	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third party valuation tool provided. Value supported. Condition cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6118.60.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9220.74.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9220.74.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of XXX CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX; orThe note amount for a XXX lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX; orThe note amount on a first lien a non-manufactured home or a XXX lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX	Loan is not subject to QM, condition is not valid.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9220.74.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070204	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $75345.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070204	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
XXX - Received PCCD letter, PCCD dated XXX with a copy of the refund check in the amount of XXX Updating loan.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $75345.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070204	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX ' from Active to Open Rebuttal.;
XXX - XXX appraisals located in the file to clear XXX issue. Updating loan.	XXX	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $75345.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070204	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
XXX - XXX appraisals located in the XXX issue. Updating loan. ; 3rd party valuation is required per guidelines as CU score is higher than XXX Lender to provide	XXX	Third Party Valuation Product Provided	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $75345.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070204	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Zero tolerance fee of XXX due to added Credit Report Fee on Final CD XXX

Please provide change of circumstance or Post Close CD, letter of explanation with copy of refund check and proof of delivery from the borrower.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX - Received PCCD letter, PCCD dated XXX with a copy of the refund check in the amount of XXX  Updating loan. ; Zero tolerance fee of XXX due to added Credit Report Fee on Final CD XXX ;
;
Please provide change of circumstance or Post Close CD, letter of explanation with copy of refund check and proof of delivery from the borrower.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $75345.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070204	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX - Received PCCD letter, PCCD dated XXX with a copy of the refund check in the amount of XXX Updating loan.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $75345.22.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070197	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32331.86.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070197	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32331.86.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070208	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28814.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070208	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28814.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070188	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00%. Borrower retained departing residence atXXX. PITIA of XXX was not included in lender's final DTI of XXX There is no documentation in file to support this omission.; XXX - Qualifying DTI of XXX exceeds guideline maximum of 50.00%. Borrower retained departing residence at XXX. PITIA of XXX was not included in lender's final DTI of XXX There is no documentation in file to support this omission.
Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Receive updated CRSE. Client acknowledges - Program - Debt Ratios. Guidelines 50%; Actual XXX Rationale - Total DTI is XXX which is over the Max allowed of 50%. Compensating Factors: Qualifying Credit Score is XXX , XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX ; Residual Income of XXX ; Qualifying LTV is XXX . Acknowledged by Client	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18018.26.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070188	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Initial Closing Disclosure Delivery Date Test	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
XXX - Received Initial CD dated XXX Updating loan. ; Per Disclosure Tracking Suummary file missing XXX Initial Closing Disclosure	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18018.26.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070209	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070209	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9901.32.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9901.32.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070179	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25361.74.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070179	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Received copies of cleared checks for rent from XXX through XXX Exception cleared.	XXX	Housing delinquency meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25361.74.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070213	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8452.42.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070213	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8452.42.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070190	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070190	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX AVM provided - updating loan accordingly	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX ' from Active to Open Rebuttal.; AVM provided - updating loan accordingly	XXX	Third Party Valuation Product Provided.; AVM provided - updating loan accordingly	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070190	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.; AVM provided - updating loan accordingly			Third Party Valuation Product Provided; Third Party Valuation Product Provided - AVM provided - updating loan accordingly	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070181	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070181	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070201	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14973.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070201	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14973.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070193	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070193	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	CU score supports value, condition cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070193	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070199	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070199	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070189	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 80.00 based on a loan amount of XXX and value used for LTV of XXX Per Lender Matrix - VOR Option MIN XXX FICO MAX XXX LTV.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.; XXX - Per guidelines, Max LTV/CLTV based on Note Rate/FICO Score is XXX . Exception cleared.	XXX	Original LTV of XXX adheres to the guideline maximum LTV of 90.00.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070189	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 80.00. Per Lender Matrix - VOR Option MIN XXX FICO MAX XXX LTV.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.; XXX - Per guidelines, Max LTV/CLTV based on Note Rate/FICO Score is XXX . Exception cleared.	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of 90.00.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070189	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6 months or $8,946.12. Lender used XXX statement for XXX vs XXX statement for XXX account XXX	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
XXX - Reviewing the Bank Statements on the XXX and the "XXX" differs than what is shown in the input. Updating accounts.	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $8946.14.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070189	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Initial CD dated XXX missing from the file per the Disclosure Tracking Summary. Need evidence borrower received CD XXX business days prior to consummation XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
XXX - Received COC and Initial CD dated XXX Updating loan. ; Initial CD dated XXX missing from the file per the Disclosure Tracking Summary. Need evidence borrower received CD XXX business days prior to consummation XXX.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070189	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070187	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070187	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00. Lender used XXX income from XXX plus ineligible borrower XXX income from XXX; XXX month avg S/E income only exceeds DTI max per GL and no exception found in file.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
XXX - Received copy of GLs. "Self-employment income must account for XXX of the total qualifying income." W2 Income can be included. Updating account - exception cleared.	XXX	Documentation provided to support Qualifying DTI below XXX	XXX	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070187	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval- file approved using total income for XXX jobs- 1) self employed- XXX and W2 income from XXX). Per GL 16.1 cannot use W2 income for borrower on bank statement program. No exception in file.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
XXX - Received copy of GLs. "Self-employment income must account for XXX of the total qualifying income." W2 Income can be included. Updating account - exception cleared.	XXX	The borrower income verification does match approval	XXX	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070198	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	CU score supports value, condition cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8151.20.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070198	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8151.20.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070198	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8151.20.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070191	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30106.79.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070191	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30106.79.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070194	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12923.34.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070194	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12923.34.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070183	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $48352.83.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070183	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $48352.83.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070195	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24565.34.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070195	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24565.34.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070195	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Third Party Valuation Product Provided. Update.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24565.34.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070185	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070185	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070212	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18020.44.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070212	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18020.44.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070203	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19361.52.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070203	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19361.52.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070186	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX; orThe note amount for a second lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX; orThe note amount on a first lien a non-manufactured home or a XXX lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX	Loan is not subject to QM, condition is not valid.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37434.72.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070186	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for payment shock based on XXX / XXX DTI, Borrower in same business for XXX years, verified reserves of XXX months and residual incom of XXX .	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37434.72.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070186	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37434.72.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX Client provided a guideline exception allowing for XXX LTV on a loan amount less than XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for XXX LTV based on verified reserves of XXX months and XXX in last XXX months.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4006.79.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 65.00. Client provided a guideline exception allowing for XXX LTV on a loan amount less than XXX	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Client provided guideline exception allowing for XXX CLTV based on verified reserves of XXX months and XXX in last XXX months.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4006.79.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4006.79.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070211	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21149.82.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070211	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21149.82.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of XXX is greater than the maximum loan amount allowed per guidelines of XXX Client provided guideline exception allowing for loan amount of XXX based on XXX months verified reserves and credit history of XXX - last XXX months. pg 1087.	Change status of 'Loan amount is greater than the maximum loan amount allowed per guidelines' from Active to Acknowledged by Client.;
															Client provided guideline exception allowing for loan amount of XXX based on XXX months verified reserves and credit history of XXX - last XXX months. pg 1087.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $65157.34.	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $65157.34.	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Per exception approval notes pg 1091, Borrower is on Title of the XXX residence but not on the mortgage. Documentations confirming this statement and relationship between borrower and spouse required.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															XXX - Received LOX confirming borrower's spouse is XXX owner of the residence. In addition, payments for the mortgage can be found in the bank statements provided. Exception cleared.	XXX	Housing delinquency meets guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $65157.34.	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.			Third Party Valuation Product Provided; Third Party Valuation Product Provided. Update	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $65157.34.	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070207	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. Missing XXX months verification of rent from file.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Lender requested and received a guideline exception for failing to provide XXX months of verified rent payments. Compensating factors for approval are a XXX FICO score, Verified reserves of XXX months, low DTI of XXX Residual income of XXX, Borrower in the same business for XXX years, and a qualifying LTV of XXX .	XXX	Housing delinquency meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070207	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower XXX has significant job time - Borrower has XXX years on job
																			; Borrower has stable job time - Borrower has XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070192	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Borrower has stable job time - Borrower has XXX years at job. Minimal payment shock XXX and Residual income XXX	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070192	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX; orThe note amount for a XXX lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX; orThe note amount on a first lien a non-manufactured home or a XXX lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX			Loan is not subject to QM, condition is not valid.	XXX	Borrower has stable job time - Borrower has XXX years at job. Minimal payment shock XXX and Residual income XXX	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070192	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
															Client Exception approval for reserves short of the required min XXX months by XXX months based on employer/business of XXX years, residual income of XXX and qualifying pmt shock XXX .	XXX		XXX	Borrower has stable job time - Borrower has XXX years at job. Minimal payment shock XXX and Residual income XXX	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070196	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39764.84.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070196	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39764.84.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070253	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19019.08.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070253	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19019.08.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070266	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11077.78.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070266	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11077.78.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070129	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17643.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070129	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17643.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070130	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	XXX Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. XXX
The loan is a higher-priced mortgage loan as defined in the Code of XXXdue the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XXX andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.
														For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27352.78.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070130	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Co-Borrower residency documentation not provided or issue with documentation	Co-Borrower residency documentation not provided or issue with documentation. Permanent Resident documentation not located in imaged loan file. Lender to provide.; XXX - Co-Borrower residency documentation not provided or issue with documentation. Permanent Resident documentation not located in imaged loan file. Lender to provide.	Change status of 'Co-Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.; XXX - Co-Borrower residency documentation not provided or issue with documentation. Permanent Resident documentation not located in imaged loan file. Lender to provide.; XXX - Co-Borrower residency documentation was received. Verified.	XXX	Co-Borrower residency documentation has been provided and there are no issues with documentation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27352.78.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070130	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Hazard coverage bound at XXX with a XXX extended coverage available of XXX Total available coverage is XXX which is sufficient.			Hazard insurance coverage is sufficient. Hazard coverage bound at XXX with a XXX extended coverage available of XXX Total available coverage is XXX which is sufficient.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $27352.78.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070007	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19403.66.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070007	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19403.66.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070502	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Percentage of Ownership not stated on CPA letter & income worksheet. Pg 925 & 796	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX - XXX Bank Statement loan. Percentage of Ownership is not applicable. Exception cleared.	XXX	XXX - Personal Bank Statement loan. Percentage of Ownership is not applicable. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12058.19.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070502	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; XXX - Initial LE dated XXX provided. Updating loan.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12058.19.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070502	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.; Initial LE dated XXX is missing from file.	Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Active to Open Rebuttal.; XXX - Initial LE dated XXX provided. Updating loan. ; Initial LE dated XXX is missing from file.	XXX	This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12058.19.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070502	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Unable to test zero tolerance fee do to missing Initial LE dated XXX	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; XXX - Initial LE dated XXX provided. Updating loan. ; Unable to test zero tolerance fee do to missing Initial LE dated XXX	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12058.19.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070502	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX exceed the comparable charges XXX by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; Unable to test zero tolerance fee do to missing Initial LE dated XXX	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.; XXX - Initial LE dated XXX provided. Updating loan. ; Unable to test zero tolerance fee do to missing Initial LE dated XXX	XXX	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX do not exceed the comparable charges ($184.00) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12058.19.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070502	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX - Initial LE dated XXX provided. Updating loan.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12058.19.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070502	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12058.19.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070501	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Approved Exception for Housing History requiremnts not met, Borrower owns primary free and clear, Added to title of primary & XXX mths, Owned F&C;
															Compensating Factors: No derogs since XXX , LTV is XXX below program max and reserves XXX mos post-closing (min req XXX mos)	XXX		XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14729.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070501	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14729.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070123	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070123	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	DSCR is less than guideline minimum			Condition revoked as invalid.	02/11/2022		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070123	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Minimum Trade Line Requirement Not Met			Condition revoked as invalid.	02/11/2022		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070125	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11248.26.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070125	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11248.26.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070120	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 0.85.; Per Guidelines, Leases with proof of XXX months rents needed, Appraisal states subject property is XXX and rental lease provided has a lease date of XXX Transaction date of loan is XXX Used market rents of XXX vs lease agreement of XXX in which drops the DSCR percentage below XXX	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.; XXX - Received LOE, "we have a lease in the file that was dated XXX days after the appraisal and I have proof of payment of the XXX month’s rent in the file for XXX which would be XXX security deposit and XXX month’s rent. This is consistent with the lease.". Reviewed images - Documentation matches LOE information. Updating DSCR - Clearing exception. ; Per Guidelines, Leases with proof of XXX months rents needed, Appraisal states subject property is XXX and rental lease provided has a lease date of XXX Transaction date of loan is XXX Used market rents of XXX vs lease agreement of XXX in which drops the DSCR percentage below XXX	XXX	Qualifying DSCR of XXX meets guideline requirement.	03/08/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22440.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070120	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 80.00 based on a loan amount of XXX and value used for LTV of XXX - Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 80.00 based on a loan amount of XXX and value used for LTV (per appraisal) of XXX 1008 in file states value as XXX ; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 80.00 based on a loan amount of XXX and value used for LTV of XXX 1008 in file states value as XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; XXX - Updated CRSE showing client acknowledged exception for LTV. LTV : Exceeds Maximum allowed - based on a loan amount of XXX and value used for LTV of XXX 1008 in file states value as XXX Compensating Factors: XXX - Reserved. Acknowledged by client.	XXX		03/08/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22440.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070120	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/03/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22440.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070120	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.			Third party valuation tool provided. Value supported. Condition cleared.	02/03/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22440.50.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070504	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $76229.97.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070504	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $76229.97.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070121	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Interest Rate Test	This loan failed the interest rate test.
														The loan has an interest rate that does not conform to the requirements for the lender's XXX in the state where the property is located.; The interest rate does not conform with the license type for XXX for the state the property is located in. Please confer with counsel to determine if you have an exemption to apply for this licensing type. Please provide a copy of such exemption.			Test XXX , interest test now passing. Condition cleared.	02/08/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070121	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	02/08/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070121	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX; orThe note amount for a XXX lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX; orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX			Loan is not subject to QM, condition is not valid.	02/08/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070121	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/10/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070124	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX	Change status of 'Hazard Insurance Coverage is Not Sufficient' from Active to Open Rebuttal.; XXX - As of XXX in XXX under House Bill XXX we are not longer allowed to send an RCE for loan closing purposes. A replacement cost estimate was ran as requied by the insurance company to set the dwelling coverage amount and as stated in the binder is covered as XXX replacement Cost. Exception cleared.	XXX	Hazard insurance coverage is XXX , the subject loan amount is XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXX	03/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070124	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070119	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	11/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18408.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070119	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18408.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070119	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; COC dated XXX (for CD) and Disclosure Tracking Details show an Initial CD dated XXX were provided to the borrower. Please provide a full copy of the intial CD dated XXX for processing.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; COC dated XXX (for CD) and Disclosure Tracking Details show an Initial CD dated XXX were provided to the borrower. Please provide a full copy of the intial CD dated XXX for processing. ; Discount points increased from the LE to the Initial CD. COC dated XXX provided. Updated loan.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX , is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	02/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18408.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070119	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; COC dated 12/10/21 (for CD) and Disclosure Tracking Details show an Initial CD dated XXX were provided to the borrower. Please provide a full copy of the intial CD dated XXX for processing.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; COC dated XXX (for CD) and Disclosure Tracking Details show an Initial CD dated XXX were provided to the borrower. Please provide a full copy of the intial CD dated XXX for processing. ; Discount points increased from the LE to the Initial CD. COC dated XXX provided. Updated loan.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	02/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18408.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070119	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; COC dated XXX (for CD) and Disclosure Tracking Details show an Initial CD dated XXX were provided to the borrower. Please provide a full copy of the intial CD dated XXX for processing.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; COC dated XXX (for CD) and Disclosure Tracking Details show an Initial CD dated XXX were provided to the borrower. Please provide a full copy of the intial CD dated XXX for processing. ; Discount points increased from the LE to the Initial CD. COC dated XXX provided. Updated loan.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	02/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18408.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070119	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; COC dated XXX (for CD) and Disclosure Tracking Details show an Initial CD dated XXX were provided to the borrower. Please provide a full copy of the intial CD dated XXX for processing. ; Missing Initial CD dated XXX per Disclosure Tracking Summary.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.; XXX - Initial CD dated XXX was received. Updating loan - clearing exception. ; COC dated XXX (for CD) and Disclosure Tracking Details show an Initial CD dated XXX were provided to the borrower. Please provide a full copy of the intial CD dated XXX for processing. ; Missing Initial CD dated XXX per Disclosure Tracking Summary.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	02/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18408.38.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070506	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/10/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8368.06.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070506	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/10/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8368.06.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070122	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Average Prime Offer Rate APR Threshold	This loan exceeded the average prime offer rate APR threshold. ( CT SB 949, §3(a)(7)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Condition revoked as invalid.	02/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8595.42.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070122	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Nonprime Home Loan (XXX and after)	Nonprime Home Loan (CT ST §36a-760(a)(7))The loan is a nonprime home loan, as defined in the legislation, due to all of the following findings:The loan meets or exceeds the average prime offer rate APR threshold;The proceeds of the loan are to be used primarily for personal family or household purposes;The loan is secured by a mortgage upon an interest in XXX;The property is intended to be used or occupied by the borrower as a principal residence; andThe loan amount is less than or equal to XXX			Condition revoked as invalid.	02/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8595.42.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070122	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	02/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8595.42.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070122	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8595.42.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070128	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11022.27.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070128	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11022.27.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070128	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.			Third party valuation tool provided. Value supported. Condition cleared.	02/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11022.27.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070126	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	11/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13801.66.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070126	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13801.66.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070127	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19162.56.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070127	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19162.56.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070505	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16023.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070505	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16023.82.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070503	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX ' from Active to Open Rebuttal.; Received AVM XXX - XXX	XXX	Third Party Valuation Product Provided.	08/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19677.37.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070503	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Received AVM XXX - XXX	XXX	Third Party Valuation Product Provided	08/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19677.37.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070503	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19677.37.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070503	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19677.37.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070152	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	02/04/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18745.41.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070152	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/05/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18745.41.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070178	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15433.24.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070178	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.			Third party valuation tool provided. Value supported. Condition cleared.	02/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15433.24.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070178	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15433.24.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070148	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or $5138.02.; Please provide documentation to support all verified assets; file is missing bank statements or VOD for XXX checking and Savings and receipt of net proceeds from real estate sales as documented on the final 1003. **NOTE** the final 1003 does not list which property is being sold.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
															XXX - Received final CD for XXX . Cash Out Proceeds from this account are XXX . Updating asset accounts. ; Please provide documentation to support all verified assets; file is missing bank statements or VOD for XXX checking and Savings and receipt of net proceeds from real estate sales as documented on the final 1003. **NOTE** the final 1003 does not list which property is being sold.	XXX	The liquid reserves of XXX months or XXX is greater than or equal to the Guidelines minimum required of 6.00 or $5138.02.	04/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070148	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Per the Final 1003/1008, Net proceeds in the amount of XXX Checking XXX in the amt of XXX and Savings XXX in the amount of XXX are verified funds. However, the file is missing the documentation to validate these funds.; Please provide bank statments for Checking XXX in the amt of XXX and Savings XXX in the amount of XXX and the settlement statement, closing CD or receipt of net proceeds from real estate sale. **NOTE** the final 1003 does not indicate which property is being sold. please confirm	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
															XXX - Received final CD for XXX . Cash Out Proceeds from this account are XXX . Updating asset accounts. ; Please provide documentation to support all verified assets; file is missing bank statements or VOD for XXX checking and Savings and receipt of net proceeds from real estate sales as documented on the final 1003. **NOTE** the final 1003 does not list which property is being sold.	XXX	XXX - Received final CD for XXX . Cash Out Proceeds from this account are XXX . Updating asset accounts.	04/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070148	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070149	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $52856.46.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070149	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $52856.46.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070143	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	XXX Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. XXX
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations XXX due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XXX andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.
														For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	02/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25129.40.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070143	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	02/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25129.40.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070143	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per guidelines, TPV not required. R&W Relief is Eligible. Exception cleared.			R&W Relief is Eligible. Exception cleared.	02/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25129.40.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070143	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25129.40.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070144	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	02/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19785.85.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070144	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19785.85.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070141	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4632.90.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070141	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4632.90.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070145	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	Exception Granted to allow XXX months in reserves. Please see Pg 649; Approval in place. Pg 649	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; Client provided guideline exception allowing for XXX months reserves rather than XXX months based on Credit History XXX - last XXX months.	XXX		02/23/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years. Credit profile is XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070145	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/23/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years. Credit profile is XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070145	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	OFAC Check was not completed/Cleared.	OFAC Check was not completed/cleared.	All Interested parties were checked and cleared with Exclusionary Lists. Correction.	XXX	OFAC Check was completed and cleared.; OFAC Check was completed and cleared.	03/14/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years. Credit profile is XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070145	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	All Interested Parties Not Checked against Exclusionary Lists	All Interested Parties Not Checked against Exclusionary Lists-Title, Escrow & Appraiser	All Interested parties were checked and cleared with Exclusionary Lists. Correction.	XXX	All Interested parties were checked and cleared with Exclusionary Lists; All Interested parties were checked and cleared with Exclusionary Lists. Correction.	03/14/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years. Credit profile is XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; XXX - Received XXX Check ( XXX ), PCCD letter; PCCD, and confirmation sent to borrower. Updating loan - clearing exception.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	03/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $33852.69.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Tolerance violation due to an increase in the appraisal fee from XXX to XXX without a valid COC.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; XXX - Received XXX Check ( XXX ), PCCD letter; PCCD, and confirmation sent to borrower. Updating loan - clearing exception. ; Tolerance violation due to an increase in the appraisal fee from XXX to XXX without a valid COC.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	03/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $33852.69.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Tolerance violation due to an increase in the appraisal fee from XXX to XXX without a valid COC.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX - Received XXX Check ( XXX ), PCCD letter; PCCD, and confirmation sent to borrower. Updating loan - clearing exception. ; Tolerance violation due to an increase in the appraisal fee from XXX to XXX without a valid COC.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX , is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	03/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $33852.69.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/21/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $33852.69.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/23/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070146	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14037.24.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070146	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/22/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14037.24.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070142	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8879.44.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070142	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8879.44.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070147	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/28/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18820.12.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070147	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/28/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18820.12.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070012	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; Per Credit Risk Summary & Exception Approval - Reserve requirements not met. XXX mos Actual Verified. Compensating Factors - Credit History: non since XXX ; Housing Pymt Decrease - going from I/O to P&I - payment reducing XXX , Other - Per 1007-current rent is XXX OVER market rent. Exception acknowledged by client.	XXX		02/28/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070012	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/28/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070013	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Client provided guideline allowing for primary not owned based on credit history - no lates since inception and greater than XXX months post closing using cash out.	XXX		03/02/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5438.58.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070013	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/01/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5438.58.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070013	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Insurance policy does not outline Insurance Coverage Amount. Provide full copy of Insurance Policy.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.; XXX - Updated Insurance Policy received showing Coverage amount. Exception cleared.	XXX	Hazard insurance indicator is Present	03/17/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5438.58.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070011	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Exception granted for ineligible property type, property is a XXX. Please see pg 778 for exception details	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Approved Exception for XXX property XXX Home. Compensating Factors: Credit History- No derog credit in last XXX years and XXX month reserves, program min is XXX months.	XXX		02/24/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31753.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years. All comps on appraisal are XXX , therefore, XXX are typical for the area.	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070011	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/24/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31753.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years. All comps on appraisal are XXX , therefore, XXX are typical for the area.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070011	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/24/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31753.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years. All comps on appraisal are XXX , therefore, XXX are typical for the area.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070014	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8688.28.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070014	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8688.28.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070245	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.			R&W Relief is Eligible. Exception cleared.	02/28/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7170.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070245	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/28/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7170.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070245	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/28/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7170.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070155	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/27/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16005.54.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070155	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO does not meet Guideline Minimum Required	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Open Rebuttal.; Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of 760.	XXX	Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of 760.; Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of 760.	03/07/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16005.54.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070158	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Per guidelines, TPV not required. R&W Relief is Eligible. Exception cleared.			R&W Relief is Eligible. Exception cleared.	02/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $42201.94.; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070158	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $42201.94.; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070158	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $42201.94.; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070159	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/28/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8220.42.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070159	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/28/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8220.42.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.			Hazard insurance coverage is sufficient. Per XXX statues - Insurance company cannot disclose the policy has a Guaranteed Replacement Coverage.	03/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note matches Final CD From Hard Coded form in template: 'Closing Disclosure' at XXX			Original PI Payment on Note matches Final CD	03/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.			Third Party Valuation Product Provided	03/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	03/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.			This loan passed the homeownership counseling organizations disclosure date test. ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is within XXX business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.	03/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	B	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.			This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	03/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX exceed the comparable charges XXX by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).			This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX do not exceed the comparable charges XXX by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	03/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	03/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	03/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070162	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/01/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4646.98.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070162	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/09/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4646.98.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070154	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/01/2022	Original CLTV is Below the Guideline Maximum - ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6737.90.; Borrower has more than XXX years at current residence -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070154	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/08/2022	Original CLTV is Below the Guideline Maximum - ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6737.90.; Borrower has more than XXX years at current residence -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070057	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	03/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070057	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	03/08/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070057	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	The transmittal summary is Missing	Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; Received the 1008 - exception cleared.	XXX	The transmittal summary is Present. Received the 1008 - exception cleared.	04/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070321	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10456.66.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070321	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 70.00 based on a loan amount of XXX and value used for LTV of ___.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX Per matrix XXX dated XXX LTV Max is XXX Rate locked XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated CRSE - Underwriting LTV of XXX  is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX  Per matrix XXX dated XXX LTV Max is XXX  Rate locked XXX  Compensating Factors : Credit History - XXX-last XXX months; Reserves.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX Per matrix XXX dated XXX LTV Max is XXX Rate locked XXX Compensating Factors : Credit History - XXX-last XXX months; Reserves. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV of XXX adheres to the guideline maximum LTV of 80.00.	03/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10456.66.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070321	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00. Per matrix XXX dated XXX LTV Max is XXX Rate locked XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated CRSE - Underwriting LTV of XXX  is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX  Per matrix XXX dated XXX LTV Max is XXX  Rate locked XXX  Compensating Factors : Credit History - XXX-last XXX months; Reserves.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX Per matrix XXX dated XXX LTV Max is XXX Rate locked XXX Compensating Factors : Credit History - XXX-last XXX months; Reserves. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of 80.00.	03/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10456.66.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070321	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	03/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10456.66.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070316	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	03/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10456.66.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070316	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	03/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10456.66.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070316	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	03/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10456.66.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070319	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with establish escrow met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	04/10/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. DTI XXX  /34, Reserves XXX months and residual income XXX
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070319	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	04/10/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. DTI XXX  /34, Reserves XXX months and residual income XXX
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070319	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Employment Verification does not meet guidelines	Guidelines require a CPA letter confirming percentage of ownership. Please provide the CPA letter confirming XXX ownership in the company XXX, for review.	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received copy of XXX search documentation showing co-borrower is XXX owner of the XXX Exception cleared.	XXX	The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. Received copy of XXX search documentation showing co-borrower is XXX owner of the XXX Exception cleared.	04/20/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. DTI XXX  /34, Reserves XXX months and residual income XXX
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070319	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines require no XXX day consumer late payments in last XXX Mo. Borrower has a XXX day late payment XXX months prior to closing.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
Received updated CRSE.  Guideline state No 60 day lates allowed in 12 months; Borrower was XXX days late XXX months ago.  Compensating Factors : DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX ,  Only XXX month XXX of meeting guideline. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guideline state No 60 day lates allowed in 12 months; Borrower was XXX days late XXX months ago. Compensating Factors : DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX, Only XXX month XXX of meeting guideline. Lender provided exception for the loan not meeting the guideline requirements.	XXX	04/17/2023	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. DTI XXX  /34, Reserves XXX months and residual income XXX
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070318	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines state forbearance up to XXX payments. Loan is out of guidelines - not XXX years seasoning.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Guidelines limit deferred payments (forebearance) to three, the borrower had XXX Compensating Factors : Verified reserves are XXX , Qualifying LTV is XXX , Lender provided exception for the loan not meeting the guideline requirements.	XXX	04/20/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13137.82.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2023070318	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	04/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13137.82.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2023070318	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Property is XXX acres, the guidelines cite a maxiumum of XXX acres. The lender approved the exception and limited the LTV to XXX Verified reserves were also cited as a compensating factor.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Per CRSE - Property acreage of XXX is approved. Compensating Factors : Verified reserves are XXX , Qualifying LTV is XXX , Lender provided exception for the loan not meeting the guideline requirements.	XXX	04/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13137.82.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2023070320	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/03/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070320	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				05/04/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070320	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/04/2023		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070322	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/08/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070322	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070322	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070324	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Per the guidelines, XXX) not allowed - borrower must own a XXX residence. No documentation in the file supports another property owned by the borrower. Currently listed as FTHB - need confirmation borrower owns additional property.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received updated CRSE - XXX  not allowed - borrower must own a XXX residence.   No documentation in the file supports another property owned by the borrower.  Currently listed as XXX .   Per XXX , direction from XXX is housing does not have to be verified if outside the XXX .   Compensating Factors : Reserves of XXX  months; DSCR XXX  ( XXX min req).  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
															Received updated CRSE - XXX not allowed - borrower must own a XXX residence. No documentation in the file supports another property owned by the borrower. Currently listed as XXX . Per XXX , direction from XXX is housing does not have to be verified if outside the XXX . Compensating Factors : Reserves of XXX months; DSCR XXX ( XXX min req). Lender provided exception for the loan not meeting the guideline requirements. ;	XXX		05/22/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $68051.24.	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070324	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/11/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $68051.24.	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070324	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/12/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $68051.24.	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070324	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Application states borrower resides at Residencial XXX. Per personal documentation in the file - borrower has a XXX with an address of XXX Need confirmation of this address and clarification if borrower owns this property.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
															Received an LOX with a copy of the SiteX review on the XXX property. SiteX shows borrower does not own the property. Exception cleared.	XXX	Final Loan Application is Present. Received an LOX with a copy of the SiteX review on the XXX. SiteX shows borrower does not own the property. Exception cleared.	05/22/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $68051.24.	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070325	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX  investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A	XXX	05/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18115.90.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070325	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/15/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18115.90.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070325	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines. Guidelines require the use of a XXX expense ratio for a XXX bank statement loan unless a lower amount is verified by a CPA.	Change status of 'Residual income does not meet guidelines.' from Active to Open Rebuttal.;
Received an LOX with a copy of the updated XXX Calculation. Updated 1008 and CRSE was included with the XXX amount. The incorrect bank statement calculation was in the file when delivered. That worksheet was a prelim and updated later but never replaced. The correct income calculation was provided - updated calculation with XXX ownership and XXX expense factor. Exception cleared.	XXX	Residual income meets guidelines. Received an LOX with a copy of the updated XXX. Updated 1008 and CRSE was included with the income amount. The incorrect bank statement calculation was in the file when delivered. That worksheet was a prelim and updated later but never replaced. The correct income calculation was provided - updated calculation with XXX ownership and XXX expense factor. Exception cleared.	05/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18115.90.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070325	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Guidelines require the use of a XXX expense ratio for a XXX bank statement loan unless a lower amount is verified by a CPA.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received an LOX with a copy of the updated XXX Calculation. Updated 1008 and CRSE was included with the XXX amount. The incorrect bank statement calculation was in the file when delivered. That worksheet was a prelim and updated later but never replaced. The correct income calculation was provided - updated calculation with XXX ownership and XXX expense factor. Exception cleared.	XXX	The borrower income verification does match approval. Received an LOX with a copy of the updated XXX. Updated 1008 and CRSE was included with the income amount. The incorrect bank statement calculation was in the file when delivered. That worksheet was a prelim and updated later but never replaced. The correct income calculation was provided - updated calculation with XXX ownership and XXX expense factor. Exception cleared.	05/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18115.90.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070325	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; The State of XXX enacted a statute effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage is less than the loan amount, Loan amount XXX coverage XXX	Hazard insurance coverage is sufficient. The State of XXX enacted a statute effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage is less than the loan amount, Loan amount XXX coverage XXX	05/25/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18115.90.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070325	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00. Guidelines require the use of a XXX expense ratio for a XXX bank statement loan unless a lower amount is verified by a CPA.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received an LOX with a copy of the updated XXX Calculation. Updated 1008 and CRSE was included with the income amount. The incorrect bank statement calculation was in the file when delivered. That worksheet was a prelim and updated later but never replaced. The correct income calculation was provided - updated calculation with XXX ownership and XXX expense factor. Exception cleared.	XXX	Documentation provided to support Qualifying DTI below XXX	05/24/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18115.90.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070326	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8977.85.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070326	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8977.85.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070326	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/19/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8977.85.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070327	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received copy of XXX report showing a CU Score of XXX . TPV is not required. Exception cleared.	XXX	Third Party Valuation Product Provided. Received copy of XXXreport showing a CU Score of XXX . TPV is not required. Exception cleared.	06/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8956.30.
																				D	A	D	A	B	A	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070327	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Percentage of Downpayment from Borrower Own Funds is XXX	The percentage of downpayment from borrower own funds is XXX The borrower needed a total of XXX to close. She received a gift of XXX from her XXX and a seller's credit of XXX at closing. Therefore none of the required funds to close came directly from the borrower.	Change status of 'Percentage of Downpayment from Borrower Own Funds is XXX ' from Active to Open Rebuttal.;
Received LOX - If you back out the gift funds and take the amount outlined in the borrower's account - it is calculated at almost XXX of the down payment and meets guideline requirements. Exception cleared. ; The borrower needed a total of XXX to close. She received a gift of XXX from her XXX , and a seller's credit of XXX at closing. Therefore none of the required funds to close came directly from the borrower.	XXX	The percentage of downpayment from borrower own funds is XXX	06/02/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8956.30.
																				D	A	B	A	B	A	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070327	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/22/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8956.30.
																				D	A	A	A	B	A	D	A	A	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070328	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/23/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10123.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070328	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received, updating loan accordingly. Exception cleared.	XXX	Third Party Valuation Product Provided. CDA received, updating loan accordingly. Exception cleared.	05/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10123.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070328	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower 2 Income Verification is less than XXX months	Borrower 2 Income Verification is less than XXX months	DSCR loan, not applicable	XXX	Exception cleared.	05/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10123.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070329	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with establish escrow met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit XXX loans. Condition cleared. Final exception grade is an A	XXX	05/30/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12485.17.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070329	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of 250000.00.	Change status of 'Loan amount is less than the minimum required loan amount' from Acknowledged by Client to Open Rebuttal.;
Loan amount of XXX is less than the minimum required loan amount of 250000.00.  Loan amount of XXX is less than the minimum required loan amount of 250000.00.  This exception is cited and approved by XXX  and XXX on the CRSE in the file.  Compensating Factors : Qualifying Credit Score is XXX ; DTI - XXX  (Housing Ratio) or XXX (Total); Verified Reserves are XXX ,  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.;
This exception is cited and approved by XXX and XXX on the CRSE in the file.; Change status of 'Loan amount is less than the minimum required loan amount' from Open Rebuttal to Acknowledged by Client.;
Loan amount of XXX is less than the minimum required loan amount of 250000.00. Loan amount of XXX is less than the minimum required loan amount of 250000.00. This exception is cited and approved by XXX and XXX on the CRSE in the file. Compensating Factors : Qualifying Credit Score is XXX ; DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX , Lender provided exception for the loan not meeting the guideline requirements.	XXX	05/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12485.17.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070329	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12485.17.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070330	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of XXX and value used for LTV of XXX Per XXX matrix dated XXX for a XXX has a max of XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Updated CRSE received - Per XXX matrix dated XXX Cash-Out refinance for a XXX has a max of XXX  Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Housing payment decreasing; Qualifying Payment Shock is -XXX Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Updated CRSE received - Per XXX matrix dated XXX Cash-Out refinance for a XXX has a max of XXX Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Housing payment decreasing; Qualifying Payment Shock is -XXX Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	06/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16971.10.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070330	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 65.00. Per XXX matrix dated XXX for a XXX has a max of XXX	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Updated CRSE received - Per XXX matrix dated XXX Cash-Out refinance for a XXX has a max of XXX  Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Housing payment decreasing; Qualifying Payment Shock is -XXX Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Updated CRSE received - Per XXX matrix dated XXX Cash-Out refinance for a XXX has a max of XXX Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Housing payment decreasing; Qualifying Payment Shock is -XXX Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	06/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16971.10.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070330	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16971.10.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070330	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16971.10.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070335	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18762.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070335	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18762.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070335	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18762.02.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070058	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	The transmittal summary and CRSE are Missing; Received 1008 and CRSE - exception cleared.	I have uploaded the 1008 and CRSE { XXX }; Received 1008 and CRSE - exception cleared.	XXX	The transmittal summary is Present. Received 1008 and CRSE - exception cleared.	07/31/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25152.58.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070058	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25152.58.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070333	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	08/08/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070333	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/28/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070333	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				07/31/2023	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070332	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6582.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070332	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/01/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6582.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070332	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6582.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070331	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided.	08/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9168.91.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070331	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: ; XXX property on more than XXX acres. Per XXX guidelines the land component of the subject property must not exceed XXX acres. Subject is XXX acres.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Updated CRSE provided. Guidelines state max 2 acres / cannot be rural.  Active - XXX acres / XXX  area.  Compensating Factors : Qualifying Credit Score is XXX  Reserves of XXX months; credit history - XXX LTV - XXX ; Borr owns other rentals in the same area. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Updated CRSE provided. Guidelines state max 2 acres / cannot be rural. Active - XXX acres / XXX area. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; credit history - XXX LTV - XXX ; Borr owns other rentals in the same area. Lender provided exception for the loan not meeting the guideline requirements.	XXX	08/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9168.91.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070331	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9168.91.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070331	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9168.91.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070336	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $129963.26.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070336	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $129963.26.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070336	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $129963.26.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070334	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; The Lenders 1003 notes that the XXX # XXX is paid in full and has been excluded. Please provide evidence of a XXX balance.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received an updated balance sheet for XXX showing a XXX balance and is dated on XXX Exception cleared. ; The Lenders 1003 notes that the XXX installment liability #XXX is paid in full and has been excluded. Please provide evidence of a XXX balance.	XXX	Documentation provided to support Qualifying DTI below XXX . Received an updated balance sheet for XXX showing a XXX balance and is dated on XXX Exception cleared.	08/14/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10319.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070334	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/09/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10319.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070334	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10319.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22183.15.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22183.15.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $22183.15.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $33268.22.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $33268.22.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: per GL with gift funds, program requires borrower to contribute XXX of own funds based on sales price or XXX = XXX plus reserves of XXX equates to XXX needed for own funds; file contains gift fund letters, see XXX (3) letters pages 26, 27 and XXX totaling XXX file does not contain proof that borrower has XXX of own funds in this deal and missing approved lender exception. XXX wire is gift funds per gift fund letter page 28; also deposits into XXX bank account from XXX see page 30 XXX- XXX XXX and XXX from XXX accounts, XXX and XXX.	Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; XXX Client provided LOE regarding assets. Checked file and located asset account client was referencing.	XXX	XXX Client provided LOE regarding assets. Checked file and located asset account client was referencing.	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $33268.22.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070298	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	1008 has incorrect loan amount	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; Received an updated 1008 showing the correct loan amount. Exception cleared.	XXX	The transmittal summary is Present	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070298	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Third party valuation tool provided. Value supported. Condition cleared.	07/27/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070298	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Third party valuation tool provided. Value supported. Condition cleared.	08/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070298	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX	Third party valuation tool provided. Value supported. Condition cleared.	07/27/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070298	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with establisted escrows and appraisal received, downgraded to a B.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070299	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $65090.48.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070299	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/02/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $65090.48.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070299	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $65090.48.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070301	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of XXX is not considered accurate because it is understated by more than XXX Received Final CD dated XXX which cured exception. ; The finance charge is XXX The disclosed finance charge of XXX is not considered accurate because it is understated by more than XXX

Fees included in APR:
Points XXX
Underwriting XXX
Processing XXX
Settlement XXX
Prepaid Interest XXX
This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX . The disclosed finance charge of XXX is considered accurate because:It is understated by no more than XXX , XXX is greater than the amount required to be disclosed.	08/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070301	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/01/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070301	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/01/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070300	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/04/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070300	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/01/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070300	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval - Missing bankstatment dated XXX reflecting deposit amount of XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; Received copy of Bank Statement for XXX showing deposit amount of XXX Exception cleared.	XXX	The borrower income verification does match approval	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070303	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Missing XXX bank statement reflecting deposit amount of XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XXX Received missing statement verifying deposit.	XXX	The borrower income verification does match approval	08/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2023070303	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: The appraisal reflects the borrower is purchasing the home from XXX , therefore the transaction is XXX . Non-Arms Length transactions are not allowed per the guidelines.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for XXX , borrower purchasing home from XXX . DTI XXX (Housing Ratio) or XXX (total). Borrower with same employer/Business XXX years, Residual income of XXX , credit history XXX / XXX months.	XXX	08/05/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2023070303	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML Loan with established escrow and appraisal received, downgraded to a B.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	08/02/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2023070302	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/03/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11248.36.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070302	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	08/04/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11248.36.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070302	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/03/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11248.36.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070054	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $36266.85.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070054	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $36266.85.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070054	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 95.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 95.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $36266.85.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070053	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $93951.04.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070053	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $93951.04.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070053	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $93951.04.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	QCInProgress	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.			Third party valuation tool provided. Value supported. Condition cleared.	08/11/2022	Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	QCInProgress	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				08/11/2022	Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	QCInProgress	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	08/16/2022	Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070056	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 80.00 based on a loan amount of XXX and value used for LTV of XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing to exceed maximum LTV of XXX based on no derogatory credit since XXX , &lt; XXX payment shock (including the housing payment for XXX home which is being sold), XXX months reserves and residual income of XXX ( XXX * minimum amount required by guideline).	XXX	08/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $113714.62.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070056	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 80.00.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing to exceed maximum LTV of XXX based on no derogatory credit since XXX , &lt; XXX payment shock (including the housing payment for XXX home which is being sold), XXX months reserves and residual income of XXX ( XXX * minimum amount required by guideline).	XXX	08/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $113714.62.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070056	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $113714.62.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070056	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/10/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $113714.62.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070305	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070305	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070305	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070307	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30327.64.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070307	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The file is missing pages 2 and 3 of the XXX bank statement	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; Received full copy of bank statement dated XXX . Exception cleared.	XXX	The borrower income verification does match approval	09/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30327.64.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070307	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30327.64.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070309	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40275.34.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070309	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The documentation in file indicates the borrower purchased a lot next to his XXX (pg 342). The lender listed this as an unknown lot on the final application and did not include any payments for this lot. The file does not contain any documentation to verify the property tax or HOA liabilities on that lot and and these should be included in the DTI.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received LOX - Borrower wrote a LOX clarifying the XXX - he has not purchased this land - processor confirmed by performing property searches by name and address and did not locate any land owned by our borrower. Supporting documentation reviewed - exception cleared.	XXX	Borrower liabilities verified indicator is Present	10/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40275.34.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070309	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party AVM to appraised value exceeds XXX allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX allowable variance.	Change status of 'Third Party AVM to appraised value exceeds XXX allowable variance' from Active to Open Rebuttal.;
Received LOX - AVM XXX value can be considered when XXX is High. Updated calculation to High Confidence amount and LTV/CLTV did not change. Using the XXX valuation value - exception cleared.	XXX	Additional third party valuation requested to support value.	10/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $40275.34.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070306	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Missing COC for Discount Point Fee.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
PCCD documents dated XXX with a copy of the refund check in the amount of XXX received. Updating loan accordingly. ; Missing COC for Discount Point Fee.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	09/27/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50461.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	B	A	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070306	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Not Executed	Final Loan Application is Not Executed; Final 1003 with Loan Officer signature was not located in loan file.	Change status of 'Final Loan Application is Not Executed' from Active to Open Rebuttal.;
Copy of final 1003 with lender execution dated XXX received. Exception cleared. ; Final 1003 with Loan Officer signature was not located in loan file.	XXX	Final Loan Application is Present	09/27/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50461.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	A	B	A	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070306	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Missing COC for Discount Point Fee.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
PCCD documents dated XXX with a copy of the refund check in the amount of XXX received. Updating loan accordingly. ; Missing COC for Discount Point Fee.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	09/27/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50461.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	B	A	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070306	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50461.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	B	A	A	A	C	B	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070041	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070041	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070041	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25005.18.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/01/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25005.18.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/01/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25005.18.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070042	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20326.78.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070042	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20326.78.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070042	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20326.78.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070040	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/14/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7773.02.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070040	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of 150000.00.	Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing less than minimum loan amount allowed by program based on XXX months reserves and over XXX years employment stability.	XXX	07/11/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7773.02.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070040	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Third party valuation tool provided. Value supported. Condition cleared.	07/11/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7773.02.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	D	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070282	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/06/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070282	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/07/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070282	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.All thresholds (Modified HMDA APR Threshold, XXX, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "XXX" subjecting the loan to rate spread home loan limitations.	Change status of ' XXX Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.; Exempt - loan amount greater than XXX .	XXX	Exempt - loan amount greater than XXX . Condition cleared.	10/26/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070282	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 80.00.; Guidelines limit the CLTV to 80% when using a VOR to verify rental history.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Per guidelines and per borrower's FICO score, the max LTV/CLTV is XXX . Updating loan according - exception cleared. ; Guidelines limit the CLTV to XXX when using a VOR to verify rental history.	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of 90.00.	07/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070282	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 80.00 based on a loan amount of XXX and value used for LTV of XXX Guidelines limit the LTV to 80% when using a VOR to verify rental history.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Per guidelines and per borrower's FICO score, the max LTV/CLTV is XXX . Updating loan according - exception cleared. ; Guidelines limit the LTV to XXX when using a VOR to verify rental history.	XXX	Original LTV of XXX adheres to the guideline maximum LTV of 90.00.	07/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23541.81.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23541.81.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23541.81.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 45.00.; LTV greater than XXX has a max allowable DTI of 45%.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Received updated CRSE. Exception Type-Program-Debt Ratios. Guideline - 45 ; Actual - XXX Rationale - Borrower has XXX comp factors. Compensating Factors : Qualifying Credit Score is XXX , XXX (Housing); Borr with employer for XXX years; Reserves of XXX Months; Residual Income of XXX ? last XXX months. Acknowledged by client.	XXX	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34607.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/08/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34607.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34607.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The file is missing the taxes and insurance for the retained residence at XXX	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; Received Insurance Policy and Tax Info for XXX . Exception cleared.	XXX	Borrower liabilities verified indicator is Present	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $34607.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070271	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20133.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070271	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20133.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070271	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/08/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20133.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070272	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/13/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070272	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/11/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070272	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete	Change status of 'Asset Documents are Incomplete' ; fired in error, cleared in UW	XXX	The exception 'Asset Documents are Incomplete' is cleared.; The exception 'Asset Documents are Incomplete' is cleared.	07/19/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070283	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11919.98.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070283	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11919.98.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070283	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11919.98.
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070280	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $60083.48.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070280	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Only XXX payments found on the bank statements (XXX) showing a mortgage payment deduction. The file is missing the XXX bank statement to confirm the XXX payment was made.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Received updated CRSE - Housing History. Guideline - Housing history does not meet guidelines 12 months required. Actual: XXX months verified. Compensating Factors : XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX , Residual Income of XXX Acknowledged by Client.	XXX	07/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $60083.48.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070280	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Exception cleared by Lender.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for payment shock exceeding XXX based on excellent reserves ratios in line.	XXX	07/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $60083.48.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070280	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $60083.48.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070275	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15520.05.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070275	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15520.05.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070275	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. ; Payment shock exceeds limit of XXX for FTHB	Change status of 'Payment shock exceeds lender guidelines' from Active to Open Rebuttal.;
Per guidelines, the Payment Shock amount is XXX point less than calculated. Reviewed calculation and it matches what was outlined. After removing the XXX point - Payment Shock falls within guideline requirement. ; Payment shock exceeds limit of XXX for XXX	XXX	Payment shock of XXX does not exceed the lender guidelines tolerance for payment shock.	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15520.05.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070047	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/12/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6246.46.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070047	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6246.46.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070047	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial- lender UW 1008 includes a DTI and subject income on 1008; DTI not applicable for DSCR program; market rents used from appraisal IAO XXX are correct for calculating DSCR ratio.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.;
Loan is XXX - income calculation on 1008 is based on rental income calculation in XXX system. It populates income - but should not be used. Exception cleared.	XXX	The transmittal summary is Present	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6246.46.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070044	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
															Client provided guidelines exception allowing more than guildeliness allowed LTV for ' XXX ' loans based on no derogatory credit since inception, XXX in XXX that could not be used for transaction and borrower is an XXX .	XXX		07/19/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28396.44.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070044	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
															Client provided guidelines exception allowing more than guildeliness allowed LTV for ' XXX ' loans based on no derogatory credit since inception, XXX in XXX that could not be used for transaction and borrower is an XXX .	XXX		07/19/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28396.44.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070044	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				07/12/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28396.44.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070044	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				07/19/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28396.44.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO does not meet Guideline Minimum Required: Underwriting FICO of XXX is less than the minimum required guideline FICO of 700 if DSCR < XXX	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.;
Underwriting FICO of XXX is less than the minimum required guideline FICO of 700. Exception in file page 956 for FICO as the DSCR is below XXX . Lender cited not derog credit in last XXX months and XXX LTV XXX below program max of XXX (Delayed financing based on purchase LTV) as compensating factors.	XXX	07/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15993.36.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15993.36.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15993.36.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070045	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9200.75.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070045	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9200.75.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070045	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9200.75.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070048	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/18/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15924.84.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070048	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15924.84.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070048	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/18/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15924.84.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070046	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable: LTV of XXX exceeds Guideline Maximum Allowed of 75% LTV per the Investor Cash Flow loan program	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Lender approved LTV/CLTV exception page 966; max LTV/CLTV XXX per Investor GL for cash out; this loan LTV/CLTV is XXX.	XXX	07/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7434.90.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070046	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV exceeds Guideline Maximum Allowable: Max LTV/CLTV XXX Per Investor Cash Flow Guideline the Max LTV is XXX for XXX. Subject Transaction LTV is XXX .	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Lender approved LTV/CLTV exception page 966; max LTV/CLTV XXX per Investor GL for cash out; this loan LTV/CLTV is XXX	XXX	07/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7434.90.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070046	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7434.90.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070046	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. PER GL minimum of XXX trade lines open at least XXX months; or XXX trade lines within past XXX months; only XXX mortgage trade lines for this file and both are XXX and not primary; however, only XXX trade lines and not XXX trade lines per GL XXX No exception in file.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Open Rebuttal.;
Received LOX - re-reviewed Credit report : XXX open tradelines (more than XXX months). Primary residence is XXX . Exception cleared.	XXX	Borrower(s) have met the minimum tradeline requirement per lender guidelines.	08/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7434.90.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070046	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial- 1003 Section 5 indicates applying for a mortgage loan on another property and no evidence of a XXXrefinance or purchase in file. Also, delayed financing for the subject property and missing purchase documentation, purchase CD, source of purchase XXX	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received LOX - Loan XXX in conditional approval state - Cashout Refi (that is the other loan the borrower applied for). Subject was purchased by borrower on XXX Since its over XXX months - subject was XXX its not delayed financing . Reviewed - exception cleared.	XXX	Borrower liabilities verified indicator is Present	08/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7434.90.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070046	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines	Housing delinquency meets guidelines.	07/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7434.90.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070046	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	The principal and interest payment on the Final Closing Disclosure does not match the original principal and interest payment payment XXX on the Note.	Original PI Payment on Note matches Final CD	07/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7434.90.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070046	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Policy is Partial	Title policy is Partial- title commitment in file insufficient coverage IAO XXX and note IAO XXX lender to provide final title IAO XXX and/or title supplement with XXX coverage.	Change status of 'Title Policy is Partial' from Active to Open Rebuttal.; Received updated Title Commitment showing Policy Amount of XXX dated XXX . No open conditions - exception cleared.	XXX	Title policy is Present	08/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7434.90.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070050	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11443.32.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070050	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11443.32.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070050	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11443.32.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070295	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20935.64.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070295	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/26/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20935.64.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070295	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/26/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20935.64.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070285	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13838.90.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070285	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13838.90.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070285	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Third party valuation tool provided. Value supported. Condition cleared.	07/22/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13838.90.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070297	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19654.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070297	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19654.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070297	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Third party valuation tool provided. Value supported. Condition cleared.	07/14/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19654.30.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070277	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070277	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070277	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/15/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $52200.22.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $52200.22.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $52200.22.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX ' from Active to Revoked.;
Per Lender Guidelines, not applicable loan amount is less than XXX . Exception cleared.	XXX	Third Party Valuation Product Provided.	11/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; final 1003 shows borrower XXX however, discrepancy with vesting per title and DOT- XXX man; lender to correct final 1003 martial status to XXX from XXX Received updated final 1003, need borrower to confirm changes by executing the document.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
XXX , Received executed Final 1003. ; final 1003 shows borrower XXX , however, discrepancy with vesting per title and DOT- XXX man; lender to correct final 1003 martial status to XXX from XXX Received updated final 1003, need borrower to confirm changes by executing the document.	XXX	Final Loan Application is Present	08/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	A	D	A	C	B	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9992.06.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9992.06.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9992.06.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070296	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/19/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20761.58.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070296	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/19/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20761.58.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070296	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/19/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20761.58.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070290	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/24/2022	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070290	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/22/2022	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070290	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/22/2022	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070286	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070286	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070286	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070289	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25853.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070289	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25853.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070289	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25853.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070273	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/19/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7086.26.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070273	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7086.26.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070273	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7086.26.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070294	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Monitor Timing of Disclosures Finding	TRID Monitor Timing of Disclosures Finding.This loan contains at least one disclosure that fails one or more of the various disclosure timing provisions in the TILA-RESPA Integrated Disclosure section of Regulation Z. For more information, please see the TILA-RESPA Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.; Per Disclosure Tracking Summary file missing Initial CD XXX	Change status of 'TRID Monitor Timing of Disclosures Finding' from Active to Open Rebuttal.;
Received closing disclosure dated XXX  Updating loan accordingly. ; Change status of 'TRID Monitor Timing of Disclosures Finding' from Open Rebuttal to Active.;
TRID Monitor Timing of Disclosures Finding.;
This loan contains at least XXX disclosure that fails XXX or more of the various disclosure timing provisions in the TILA-RESPA Integrated Disclosure section of Regulation Z. For more information, please see the TILA-RESPA Integrated Disclosure section of the full ComplianceAnalyzer report.;
;
While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.; Per Disclosure Tracking Summary file missing Initial CD XXX	XXX	TRID Monitor Timing of Disclosures Finding.This loan contains disclosures that do not fail one or more of the various disclosure timing provisions in the TILA-RESPA Integrated Disclosure section of Regulation Z. For more information, please see the TILA-RESPA Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	07/26/2022	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070294	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Per Disclosure Tracking Summary file missing Initial CD XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received closing disclosure dated XXX . Updating loan accordingly. ; Per Disclosure Tracking Summary file missing Initial CD XXX	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	07/26/2022	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070294	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than XXX business days before consummation.	This compliance test 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' is no longer tested	07/26/2022	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070294	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Disclosure Delivery and Receipt Date Validation Test	This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The XXX is before Revised XXX; orThe XXX is before XXX; orThe XXX Date is before XXX.	This compliance test 'TRID Disclosure Delivery and Receipt Date Validation Test' is no longer tested	07/25/2022	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070294	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan requires a new waiting period due to one of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has changed or the features (negative amortization, interest only, or a balloon payment) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.	Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan does not require a new waiting period due to all of the following findings:The loan's APR has not become inaccurate, andThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has not changed and the features (negative amortization, interest only, or a balloon payment) have not changed; andA prepayment penalty was not added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.	07/26/2022	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070294	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	07/26/2022	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070294	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Third party valuation tool provided. Value supported. Condition cleared.	07/26/2022	Original CLTV is Below the Guideline Maximum - The compensating factor 'Original CLTV is Below the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070278	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/19/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23806.50.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070278	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/26/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23806.50.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070278	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23806.50.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070288	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16533.90.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070288	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/27/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16533.90.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070288	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. XXX Policy Dec Page with building coverage amount is not in the file.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.; Client provided XXX wth buidling coverage.	XXX	Hazard insurance indicator is Present	08/05/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16533.90.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070274	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/21/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11146.48.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070274	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11146.48.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070274	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11146.48.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070276	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5676.38.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070276	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5676.38.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070276	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5676.38.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070037	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $38266.44.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070037	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial.1008 on file shows a loan amount different to the one on final CD and final 1003.We are also requesting an updated Credit Risk Summary & Exception Approval	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; Received updated 1008 and CRSE. Amounts were updated accordingly. Exception cleared.	XXX	The transmittal summary is Present	07/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $38266.44.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070036	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Lender XXX page 585 states maximum number of XXX items for program exceeded. Exception required. There is no lender exception in file.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Open Rebuttal.;
Received updated 1008 - on page 2 of the document, it states - The XXX has been reviewed and accepted. Exception cleared.	XXX	Overdraft/NSF Count does not exceed tolerance.	06/17/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15587.02.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070036	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	06/10/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15587.02.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070035	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/06/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44313.24.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070035	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44313.24.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070260	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	06/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070260	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Third party valuation tool provided. Value supported. Condition cleared.	06/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070260	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/08/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070256	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	06/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years. Residual XXX per month.
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070256	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 22664.52 or $76887514.28.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Lender provided guidelines exception allowing XXX months reserves (guidelines reserves is XXX months) based on borrower's XXX years employment stability,, residual income of XXX and credit history of XXX - last XXX months.	XXX	06/08/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years. Residual XXX per month.
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070254	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	06/16/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070254	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/14/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070249	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18550.46.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070249	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	REO income (audit) calculated lower; part of income is W2 income and missing W2s - and missing VOE within XXX days of closing; missing XXX and XXX W2s per income from tax returns used to qualify	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received LOX - located XXX years of Tax Returns in file. Per guidelines only XXX years of Tax Returns are required. LOE also provided - exception cleared.	XXX	The borrower income verification does match approval	06/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18550.46.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070249	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received copy of XXX dated XXX - showing Borrower is Active. Exception cleared. ; Missing XXX verification and XXX day prior to closing VOE	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	06/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18550.46.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070249	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 80.00.Per AO CRSE lender GL used XXX closest matrix dated XXX max LTV/CLTV XXX (XXX); XXX matrix max LTV/ CLTV XXX appears lender used later matrix XXX for loan application dated XXX Lender indicates XXX matrix used- closest matrix XXX indicates max LTV/CLTV XXX- subject loan is XXX which is outside GLs. No exception found.	Original LTV of XXX adheres to the guideline maximum LTV of 95.00.	06/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18550.46.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070249	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 80.00.Per AO CRSE lender GL used XXX closest matrix dated XXX max LTV/CLTV XXX; XXX matrix max LTV/ CLTV XXX , appears lender used later matrix XXX for loan application dated XXX see coments LTV	Original CLTV of XXX adheres to the guideline maximum CLTV of 95.00.	06/29/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18550.46.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070257	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The First Mortgage P&I amount listed on final 1008 does NOT match the Note. The Note shows XXX Also, the XXX was removed from the liabilities. Per the Comparison report - account paid in full. DTI is currently off (out of the XXX Variance) allowed.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.;
Received updated 1008 matching the Note PITI payment. DTI is still off due to the decreased liabilities. Proceeding with no issues. Exception cleared.	XXX	The transmittal summary is Present	06/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44661.56.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070257	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Tolerance violation due to an increase in the appraisal fee from XXX to XXX without a valid COC. There is a tolerance cure of XXX on the final CD which cures a portion of the increase, however XXX increase still uncured.	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	06/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44661.56.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070257	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refund related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	06/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44661.56.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070257	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits XXX Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits XXX exceeds or equals the comparable sum of specific and non-specific lender credits XXX Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	06/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44661.56.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070250	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/10/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18052.41.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070250	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	Lender to validate other income	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received Income Worksheets and Income Verification for both borrower's. Updating accounts accordingly.	XXX	The borrower income verification does match approval	06/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18052.41.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070250	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	XXX	Third party valuation tool provided. Value supported. Condition cleared.	06/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18052.41.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070250	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Please provide income documents which validates XXX And also the income worksheet for the borrower file only have for co-borrower	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received Income Worksheets and Income Verification for both borrower's. Updating accounts accordingly. ; Please provide income documents which validates XXX And also the income worksheet for the borrower file only have for co-borrower	XXX	Documentation provided to support Qualifying DTI below XXX	06/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18052.41.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The initial CD issued XXX is not in the file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.; Received CD dated XXX Updating loan accordingly. ; The initial CD issued XXX is not in the file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	06/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $48239.08.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Copy of AVM dated XXX received.	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX ' from Active to Open Rebuttal.; Copy of AVM dated XXX received. ; Copy of AVM dated XXX received.	XXX	Third Party Valuation Product Provided.	06/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $48239.08.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.; TPV is required. CU score is > XXX and FHLMC C&W Rep not Eligible.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; Copy of AVM dated XXX received. ; TPV is required. CU score is &gt; XXX and FHLMC C&W Rep not Eligible.	XXX	Third Party Valuation Product Provided	06/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $48239.08.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien on a manufactured home is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX orThe note amount for a first lien a non-manufactured home is less than XXX but greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX; orThe note amount for a second lien is greater than or equal to XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX; orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX	Change status of 'Qualified Mortgage APR Threshold Finding' from Active to Revoked.; NON-QM loan, N/A.	XXX	The Qualified Mortgage APR Threshold has not been applied to this loan for one of the following reasons:The loan is a XXX loan. Pursuant to 38 CFR § 36.4300 et seq., the qualified mortgage APR threshold finding does not apply to loans guaranteed or insured by XXX s ; orThe loan is a XXX loan. The qualified mortgage APR threshold finding does not apply to extensions of credit made pursuant to a program administered by a XXX , as defined under 24 CFR XXX ; orThe user has chosen to audit loans against the legacy qualified mortgage DTI threshold during the amended qualified mortgage definition optional compliance period from XXX through XXX . Please review your administrative XXX Qualified Mortgage Rule Settings to change this selection.	06/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $48239.08.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070258	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28043.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070258	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28043.76.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070261	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Flood Certificate is Missing	The flood certification is Missing	Change status of 'Flood Certificate is Missing' from Active to Open Rebuttal.; Received Flood Cert dated XXX Updating loan accordingly.	XXX	The flood certification is Present	06/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7582.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070261	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7582.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070259	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	06/15/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28848.23.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070259	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX - Property is XXX . Please see HOI as there is no mortgagee. They have lived here for XXX years. Exception cleared.	XXX	Housing delinquency meets guidelines.	07/19/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28848.23.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070248	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/10/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070248	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/15/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070251	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/13/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9197.16.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070251	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval missing business questionnaire.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received copy of XXX Bank Statements for XXX months. Per guidelines, XXX is not required if these documents are included. Exception cleared.	XXX	The borrower income verification does match approval	08/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9197.16.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070251	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Employment Verification does not meet guidelines	Co-borrower incomer per guidelines not eligble. W2 wage earner income can not be associated with borrower's XXX	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX - "Confirmed the XXX bank statements belongs only to the borrwoer and the direct deposit is income for the borrower only. The co-borrower has a separate account that was not used to qualify. So we should be good on the last open conditions." Co-Bwr has sufficient documentation to show income from Bwr's company. Updating loan accordingly.	XXX	Received LOX - "Confirmed the XXX bank statements belongs only to the borrwoer and the direct deposit is income for the borrower only. The co-borrower has a separate account that was not used to qualify. So we should be good on the last open conditions." Co-Bwr has sufficient documentation to show income from XXX company. Updating loan accordingly.	08/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9197.16.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070251	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00. Per guidlines (dated XXX) - XXX Program: "Wage earner income from a Co-Borrower may be used if NOT associated with the Borrowers XXX Co-Bwr is Employed (not owner) of Bwr's XXX Cannot include the income based on the GL Requirements.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received LOX - "Confirmed the XXX bank statements belongs only to the borrwoer and the direct deposit is income for the borrower only. The co-borrower has a separate account that was not used to qualify. So we should be good on the last open conditions." Co-Bwr has sufficient documentation to show income from Bwr's company. Updating loan accordingly.	XXX	Documentation provided to support Qualifying DTI below XXX	08/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9197.16.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070247	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX ' from Active to Revoked.; Per Lender Guidelines, not applicable LTV/CLTV is &lt; XXX	XXX	Third Party Valuation Product Provided.	02/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46717.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070247	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46717.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070247	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46717.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070262	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18739.26.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070262	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification is less than XXX months	Income Verification of XXX is greater than XXX months.; Income Verification of XXX is greater than XXX months.	06/17/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18739.26.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070039	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Lender quick calculation on page 581 expired XXX Loan consummation date is XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received LOX - The expiration date is for internal underwriting use. The actual expiration is XXX based on the last statement end date of XXX Exception cleared.	XXX	The borrower income verification does match approval	06/27/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070039	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070039	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/21/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070038	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/20/2022		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070038	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				06/21/2022		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070038	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/21/2022		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070269	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/21/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070269	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/21/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070269	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/21/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070270	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/23/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19917.88.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070270	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/23/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19917.88.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070270	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Profit and Loss Does Not Meet Guidelines	Profit and Loss Does Not Meet Guidelines	The exception 'Profit and Loss Does Not Meet Guidelines' is cleared.	06/23/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19917.88.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070265	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				06/24/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5210.80.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070265	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				06/28/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5210.80.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070265	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: uncleared high alerts for borrower having additional loans registered; lender to document no other loans in process or that have closed concurrently.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.;
															Received LOX - "there were XXX loans that registrered, but never materialized/closed. There is nothing to address." Documentation confirming these loans were never processed received. Exception cleared.	XXX	Alerts from Fraud Report have been cleared.	07/06/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5210.80.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070268	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: XXX	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing cash back of XXX based on XXX / XXX DTI, employment stability of over XXX years, and XXX months verified reserves	XXX	06/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26690.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070268	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26690.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070268	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26690.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070268	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Employment start date precedes XXX date	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received LOX and updated 1003. typ0 for employment start date - borrower has been in business for XXX years but start date put in as XXX when should have been XXX 1003 corrected and follows. Exception cleared; Employment start date precedes XXX date	XXX	Final Loan Application is Present	07/07/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26690.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070267	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: XXX	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for cash out exceeding XXX based on compensating factors of credit score of XXX , DTI below XXX , verified reserves of XXX months	XXX	06/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21364.68.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070267	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21364.68.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070267	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Initial CD missing from file - Per Disclosure Tracking Summary dated XXX The initial CD missing is dated XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received CD dated XXX Updating loan accordingly. ; Initial CD missing from file - Per Disclosure Tracking Summary dated XXX The initial CD missing is dated XXX	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	07/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21364.68.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070267	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX exceed the comparable charges XXX by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; Initial CD missing from file - Per Disclosure Tracking Summary dated XXX The initial CD missing is dated XXX	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.;
Received CD dated XXX Updating loan accordingly. ; Initial CD missing from file - Per Disclosure Tracking Summary dated XXX The initial CD missing is dated XXX	XXX	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX do not exceed the comparable charges XXX by more than XXX . Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	07/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21364.68.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070267	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Monitor Timing of Disclosures Finding	TRID Monitor Timing of Disclosures Finding.This loan contains at least one disclosure that fails one or more of the various disclosure timing provisions in the TILA-RESPA Integrated Disclosure section of Regulation Z. For more information, please see the TILA-RESPA Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.; Initial CD missing from file - Per Disclosure Tracking Summary dated XXX The initial CD missing is dated XXX	Change status of 'TRID Monitor Timing of Disclosures Finding' from Active to Open Rebuttal.;
Received CD dated XXX Updating loan accordingly. ; Initial CD missing from file - Per Disclosure Tracking Summary dated XXX The initial CD missing is dated XXX	XXX	TRID Monitor Timing of Disclosures Finding.This loan contains disclosures that do not fail one or more of the various disclosure timing provisions in the TILA-RESPA Integrated Disclosure section of Regulation Z. For more information, please see the TILA-RESPA Integrated Disclosure section of the full XXX .While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	07/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21364.68.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070263	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/27/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7451.10.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070263	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7451.10.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070263	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7451.10.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070264	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/28/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6236.91.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2023070264	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX Third party valuation is required due to CU score and Relief not eligible.	Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX ' from Active to Revoked.;
Per Lender Guidelines, not applicable loan amount is less than XXX   ; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX '  from Revoked to Open Rebuttal.;
Received AVM with value of XXX and confidence score of XXX , Third party valuation is required due to CU score and Relief not eligible.	XXX	Third Party Valuation Product Provided.	10/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6236.91.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2023070264	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	OFAC Check was not completed/Cleared.	OFAC Check was not completed/cleared.; Per fraud report page 1067- possible OFAC match for broker-uncleared high alert; lender to clear and document not the same broker.	Change status of 'OFAC Check was not completed/Cleared.' from Active to Open Rebuttal.;
Received LOX - The mortgage brokwer is in good standing with the sate and would not be if the company was on the OFAC list. Exception cleared. ; Per fraud report page 1067- possible OFAC match for broker-uncleared high alert; lender to clear and document not the same broker.	XXX	OFAC Check was completed and cleared.	07/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6236.91.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2023070284	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; Escrow account established and appraisal receipt acknowledged within XXX days.; Lender Acknowledged HPML Disclosure; Escrow account established and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX client acknowledges HPML loans. ; Lender Acknowledged HPML Disclosure; Escrow account established and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX client acknowledges HPML loans.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Lender Acknowledged HPML Disclosure; Escrow account established and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX ,  client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
Lender Acknowledged HPML Disclosure; Escrow account established and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX , client acknowledges HPML loans.	XXX	02/03/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20588.34.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070284	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 45.00.; Per guidelines - Primary Purchase with an LTV/CLTV greater than XXX cannot exceed a DTI of XXX The DTI on the final 1008 states XXX Our calculation is slightly higher. The liabilities outline on the Credit Report were higher than stated on the final 1003.; Received CRSE - DTI: DTI>maximum allowed. Comments - DTI> XXX ok to proceed. Compensating Factors : Qualifying Credit Score is XXX Verified Reserves are XXX Borrower with same Employer/Business for XXX years. Acknowledged by client. ; Received CRSE - DTI: DTI>maximum allowed. Comments - DTI> XXX ok to proceed. Compensating Factors : Qualifying Credit Score is XXX Verified Reserves are XXX Borrower with same Employer/Business for XXX years. Acknowledged by client.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received CRSE - DTI: DTI&gt;maximum allowed.  Comments - DTI&gt; XXX  ok to proceed.  Compensating Factors : Qualifying Credit Score is XXX ,  Verified Reserves are XXX ,  Borrower with same Employer/Business for XXX  years. Acknowledged by client. ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received CRSE - DTI: DTI&gt;maximum allowed. Comments - DTI&gt; XXX ok to proceed. Compensating Factors : Qualifying Credit Score is XXX , Verified Reserves are XXX , Borrower with same Employer/Business for XXX years. Acknowledged by client.	XXX	02/03/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20588.34.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070284	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
Per CRSE, Client acknowledges: Guidelins - Maximum Payment Shock: XXX - XXX ; Payment Shock: XXX , XXX - Property is owned free and clear.	XXX	05/13/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20588.34.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070293	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established and appraisal receipt acknowledged within XXX days.; Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070293	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070293	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX exceed the comparable charges XXX by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; XXX tolerance violation due to an increase in title fees on the final CD without a valid COC. There is a tolerance cure of XXX however still a remaining cure of XXX required.	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.;
Received PCCD letter, PCCD dated XXX and copy of refund check in the amount of XXX . Updating loan accordingly. ; XXX tolerance violation due to an increase in title fees on the final CD without a valid COC. There is a tolerance cure of XXX however still a remaining cure of XXX required.	XXX	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX do not exceed the comparable charges XXX by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070293	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; Received PCCD letter, PCCD dated XXX and copy of refund check in the amount of XXX Updating loan accordingly.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070293	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Post-Consummation Reason for Redisclosure Validation Test	This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.	This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070293	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
Received PCCD letter, PCCD dated XXX and copy of refund check in the amount of XXX Updating loan accordingly.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070637	XXX	XXX	XXX	XXX	XXX	XXX	QM: Safe Harbor	Closed	XXX	Cleared	XXX	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX Orig PITI of XXX Monthly debt of XXX exceeds the maximum allowable per AUS of XXX Lender DTI XXX variance of XXX % on Final DTI calculations- XXX- rental calcs and income calcs have very little variance from lender calculations- additionally calculated Market rental of XXX noted on pg 550 equal final calculations of XXX	The back-end DTI of XXX (Total Income of XXX , Orig PITI of XXX , Monthly debt of XXX ) is not greater than the maximum allowable per AUS of XXX ;
;
																	Updated the Subject Rental Loss after calculating the Rental Income and subtracting current Piti. In addition, I merged the XXX REO properties to calculate properly. Total for these XXX REO is a Negative Loss of XXX . Calculation now meets requirements.	12/10/2021	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves XXX are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of 18768.83. ; Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070637	XXX	XXX	XXX	XXX	XXX	XXX	QM: Safe Harbor	Closed	XXX	Cleared	XXX	Compliance	Regulation §1026.43(e)(2)(vi) failure - The Qualified Mortgage calculated DTI is greater than XXX	Regulation §1026.43(e)(2)(vi) - The Qualified Mortgage calculated DTI of XXX is greater than 43.00% (Total Income of XXX and Total Monthly Debt XXX and Future PITI XXX			Loan is not subject to QM, condition is not valid.	08/27/2021	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves XXX are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of 18768.83. ; Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070637	XXX	XXX	XXX	XXX	XXX	XXX	QM: Safe Harbor	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Lender G/L note XXX score of XXX pg 567			CU score supports value, condition cleared.	08/27/2021	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Liquid Reserves XXX are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of 18768.83. ; Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070139	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test	This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in XXX , and 12 CFR §1026.19(e)(4)(i) )The initial closing disclosure delivery date is either:Later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted XXX of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XXX tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within XXX business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than XXX business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.XXX12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)).			This compliance test 'Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested	01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10209.74.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070139	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; Discount points XXX no COC in file or proof a refund was issued			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10209.74.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070139	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; File missing initial Closing Disclosure XXX per Disclosure Tracking Summary			This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10209.74.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070139	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Discount points XXX no COC in file or proof a refund was issued			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10209.74.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070139	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Discount points XXX no COC in file or proof a refund was issued			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX refund related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10209.74.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070139	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	01/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10209.74.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070139	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10209.74.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070131	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX client acknowledges HPML loans. ; Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX client acknowledges HPML loans.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.  Per recent direction received on XXX client acknowledges HPML loans. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
															Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX client acknowledges HPML loans.	XXX		02/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070131	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.;
CDA received; updating loan accordingly. ; CDA received; updating loan accordingly. ; CU Score and R&W Eligibility not provided. Third Party Valuation is required. ;
															Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX .	XXX	Third Party Valuation Product Provided; CDA received; updating loan accordingly.	02/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070138	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	01/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8227.99.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070138	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/14/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8227.99.; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070001	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.; Approved Exception for Forbearance XXX missed payments XXX related. Compensating factors: no derogs since inception, XXX mos PITI reserves and XXX .	XXX		01/25/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13220.06.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070001	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/25/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13220.06.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070001	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Loan amount is < XXX TPV product is not required. ; Per Guidelines, Not applicable			Third Party Valuation Product Provided.	10/31/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13220.06.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070001	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.			Third Party Valuation Product Provided	10/31/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13220.06.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070002	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	01/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070002	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070096	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Notice of Special Flood Hazards is Missing	The notice of special flood hazards is Missing			The notice of special flood hazards is ___; The notice of special flood hazards is ___; The notice of special flood hazards is Present	01/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18763.86.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070096	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $18763.86.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070099	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070099	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070100	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.			Hazard insurance coverage is sufficient. The replacement cost of the subject dwelling is XXX per the appraiser. Hazard coverage is the amount of XXX with an extension in coverage of up to XXX available. The total coverage amount is XXX is sufficient. Exception cleared.	01/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21708.68.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070100	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible. Per Lender Guidelines, not applicable. CU score is XXX Exception cleared.			CU score supports value, condition cleared.	01/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21708.68.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070100	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21708.68.	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070100	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided			Third Party Valuation Product Provided. Correction.	01/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21708.68.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070093	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Lender GL does not require TPV for loan amounts < XXX			Third party valuation tool provided. Value supported. Condition cleared.	01/21/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13271.46.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070093	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/24/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13271.46.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070093	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/25/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13271.46.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070097	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	QCInProgress	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	01/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9029.34.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070097	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	QCInProgress	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	01/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9029.34.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070102	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/21/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070102	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; XXX Full Appraisal in file.			Second Full Appraisal in file.	01/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070102	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070103	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44054.49.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070103	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Please provide XXX bank statement for XXX ; XXX Please provide XXX bank statement for XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XXX Please provide XXX bank statement for XXX ; XXX - Bank statement for XXX dated XXX received. Information verfied - Exception cleared. ;
XXX  - The borrower income verification does not match approval. Please provide XXX  bank statement for XXX ;
															XXX Please provide XXX bank statement for XXX .	XXX	The borrower income verification does match approval. Bank statement for XXX dated XXX received. Information verfied - Exception cleared.	01/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44054.49.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070101	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	CPA Letter not provided.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XXX - XXX documentation was provided showing percentage of ownership and the company being active. Exception cleared.	XXX	The borrower income verification does match approval	02/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070101	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX			Third Party Valuation Product Provided.	02/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070101	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.			Third Party Valuation Product Provided.	02/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070101	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.			Third Party Valuation Product Provided	02/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070101	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070101	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Desk Review variance to appraised value exceeds XXX	Third party Desk Review variance of -XXX exceeds XXX maximum allowed.			Additional third party valuation requested to support value.	02/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070095	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product not Provided	Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Acknowledged by Client.; No TPV needed. Loan amount is XXX	XXX	Third Party Valuation Product Provided.; CU Score XXX	11/29/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6170.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070095	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/24/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6170.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070095	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/24/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6170.84.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070094	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12629.48.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070094	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12629.48.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070098	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070098	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				01/24/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070140	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test	This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in XXX , and 12 CFR §1026.19(e)(4)(i) )The initial closing disclosure delivery date is either:Later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XXX tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within XXX business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than XXX business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)).			This compliance test 'Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested	01/24/2022	Calculated DTI is Less than the Guideline Maximum - ; Borrower XXX has significant job time - ; Borrower has more than XXX years at current residence - ; Borrower has stable job time - ; Borrower Years On Job Exceeds XXX Years -	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070140	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard Insurance Coverage is Not Sufficient			Hazard insurance coverage is XXX , the subject loan amount is XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXX	01/21/2022	Calculated DTI is Less than the Guideline Maximum - ; Borrower XXX has significant job time - ; Borrower has more than XXX years at current residence - ; Borrower has stable job time - ; Borrower Years On Job Exceeds XXX Years -	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070004	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Per guidelines, XXX months of housing history is needed. XXX months of housing history located. Please provide additional documentation.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Received additional Bank Statements and LOE stating XXX rent payment was made with a money order. Exception cleared. ; Per guidelines, 12 months of housing history is needed. XXX months of housing history located. Please provide additional documentation.	XXX	Housing delinquency meets guidelines.	03/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070004	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX Per guidelines, TPV not required. Loan amount < XXX Exception cleared			Third party valuation tool provided. Value supported. Condition cleared.	01/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070004	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Per guidelines, TPV not required. Loan amount < XXX Exception cleared.			Third party valuation tool provided. Value supported. Condition cleared.	02/01/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070004	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070005	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Per Lender Guidelines, not applicable. Cash out is less than XXX Exception cleared.			CU score supports value, condition cleared.	02/03/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7176.39.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070005	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/05/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7176.39.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070005	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/05/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7176.39.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070003	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20269.46.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070003	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20269.46.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070006	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: The subject property is ineligible per the guidelines due to being a XXX property and is XXX Sq Ft.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Property is XXX and therefore ineligible. Lender approved the exception citing no derogatory credit history in XXX years and over XXX months reserves post closing.	XXX		02/01/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $3949.57.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070006	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party AVM to appraised value exceeds XXX allowable variance	Third party AVM value of XXX with a variance of -XXX exceeds XXX allowable variance.			CU score supports value, condition cleared.	02/01/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $3949.57.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070006	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third party AVM Confidence Score is less than XXX	Third party AVM Confidence Score of XXX is less than XXX			CU score supports value, condition cleared.	02/01/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $3949.57.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070006	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/01/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $3949.57.; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070108	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible. Per Lender Guidelines, not applicable. CU score is XXX Exception cleared.; CU Score XXX			Third Party Valuation Product Provided.	11/29/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5703.14.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070108	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/01/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5703.14.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070108	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/01/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5703.14.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070114	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Per guidelines, TPV not required. Loan amount < XXX CU Score is XXX			CU score supports value, condition cleared.	02/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11245.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070114	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/01/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11245.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070114	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/09/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11245.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070116	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible. Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.			CU score supports value, condition cleared.	02/04/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5456.20.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070116	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/04/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5456.20.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070116	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/31/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $5456.20.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070111	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of 660.; XXX - Received LOX stating XXX FICO Score was utilized for loan approval. . Credit report dated XXX and Credit Report Comparison received with mid FICO score of XXX Provide copy of Broker's report or CRSE showing approval; Guidelines require a XXX FICO with an XXX LTV. Borrower credit profile shows a mid FICO of XXX There is no exception request in file.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Open Rebuttal.;
XXX - LOX received. Per Client, Broker Credit Score was used for qualification.  Broker Score is XXX .  All documents (1008, CRSE, etc.) all point to using this score. Updating score to clear issue. ;
															; XXX - Received LOX stating Broker's FICO Score was utilized for loan approval. . Credit report dated XXX and Credit Report Comparison received with mid FICO score of XXX . Provide copy of Broker's report or CRSE showing approval; Guidelines require a 660 FICO with an XXX LTV. Borrower credit profile shows a mid FICO of XXX There is no exception request in file.	XXX	Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of 660.	04/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070111	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.

																	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	11/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070118	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note matches Final CD
From Hard Coded form in template:
'Closing Disclosure' at XXX The principal and interest payment on the Final Closing Disclosure does not match the original principal and interest payment payment  XXX on the Note.
From Hard Coded form in template:
														'Closing Disclosure' at XXX			Original PI Payment on Note matches Final CD	02/04/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $35957.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070118	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Per guidelines, TPV not required. CU Score - XXX Loan amount < $ XXX			CU score supports value, condition cleared.	02/05/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $35957.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070104	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX - Initial CD dated XXX and all COC (various dates) received. Updating loan.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX , is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	03/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17424.90.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070104	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Missing Initial CD from the file	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.; XXX - Initial CD dated XXX and all COC (various dates) received. Updating loan. ; Missing Initial CD from the file	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	03/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17424.90.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070104	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Per Disclosure Summary, missing initial CD dated XXX	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; XXX - Initial CD dated XXX and all COC (various dates) received. Updating loan. ; Per Disclosure Summary, missing initial CD dated XXX	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	03/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17424.90.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070104	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	11/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17424.90.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070104	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17424.90.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070113	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				01/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070113	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070109	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	02/04/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12969.28.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070109	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Qualified Mortgage Points and Fees	This loan has points and fees that exceed the points and fees threshold. ( NC GS §24-1.1F(b1) , 12 CFR §1026.43(e)(3))The loan amount is XXX or more, and the transaction's total points and fees are XXX which exceeds XXX percent of the total loan amount of XXX The loan amount is less than XXX but at least XXX and the transaction's total points and fees are XXX which exceeds XXX The loan amount is less than XXX but at least XXX and the transaction's total points and fees are XXX which exceeds XXX percent of the total loan amount of XXX The loan amount is less than XXX but at least XXX and the transaction's total points and fees are XXX which exceeds XXX orThe loan amount is less than XXX and the transaction's total points and fees are XXX which exceeds XXX percent of the total loan amount of XXX			Loan is not subject to QM, condition is not valid.	02/04/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12969.28.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070109	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Per Lender Guidelines, not applicable loan amount is less than XXX Exception cleared.			CU score supports value, condition cleared.	02/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12969.28.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070109	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/07/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12969.28.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070107	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	02/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10638.76.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070107	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	02/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10638.76.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070107	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	02/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10638.76.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070107	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.			Hazard insurance coverage is sufficient. Hazard insurance coverage is sufficient. The replacement cost of the dwelling is XXX per the appraiser. Insurance coverage of XXX is sufficient to satisfy the loan requirements.	02/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10638.76.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070107	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Per guidelines, TPV not required. Loan amount < XXX CU Score is XXX			CU score supports value, condition cleared.	02/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10638.76.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070105	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39982.16.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070105	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39982.16.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070115	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided.	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.; Third party valuation not required as loan amount does not exceed max for requirement of third party valuations.			Third party valuation tool provided. Value supported. Condition cleared.	02/09/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070115	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.			Third party valuation tool provided. Value supported. Condition cleared.	02/09/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070115	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of ___ is less than guideline minimum requirement of XXX			Qualifying DSCR of XXX meets guideline requirement. Correction.	02/09/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070115	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing			The SSR indicator is Not Applicable	02/09/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070115	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/04/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070117	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q. (1) Page 363 Borrower LOE Address XXX is Business address. Page 378 Credit report XXX opened XXX monthly payment XXX appears reported twice/duplicate. (2) Page 44 Final CD portion of Net Proceeds from XXX towards Property address XXX. Page 192 Final 1003 does not show this property Schedule of Real Estate. No other documentation in file for this address. Final 1003 declarations do state Borrower has applied for another mortgage same time as subject loan.			Missing documentation provided.	02/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6857.68.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070112	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX Per guidelines, TPV not required. Cash-Out amount < XXX			Third party valuation tool provided. Value supported. Condition cleared.	02/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30309.20.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070112	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Per guidelines, TPV not required. Cash-Out amount < XXX			Third party valuation tool provided. Value supported. Condition cleared.	02/04/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30309.20.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070112	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				02/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30309.20.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070112	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				02/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30309.20.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070106	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Appraisal date is greater than XXX days from Origination date.	Appraisal dated XXX is greater than XXX days from Note date of XXX			Appraisal date is within XXX days of Note date. Correction.	02/07/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29720.13.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070106	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Escrow Account Disclosure is Missing	The initial escrow account disclosure is Missing	Change status of 'Initial Escrow Account Disclosure is Missing' from Active to Open Rebuttal.; XXX - IEAD dated XXX received.	XXX	The initial escrow account disclosure is Present	03/16/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $29720.13.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	C	A	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070495	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	09/28/2021	Borrower has significant job time - Borrower has been on job XXX years.; Borrower has over XXX years at current residence - Borrowers time at current residence is XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070495	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan requires a new waiting period due to one of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has changed or the features (negative amortization, interest only, or a balloon payment) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.			Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan does not require a new waiting period due to all of the following findings:The loan's APR has not become inaccurate, andThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has not changed and the features (negative amortization, interest only, or a balloon payment) have not changed; andA prepayment penalty was not added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.	09/28/2021	Borrower has significant job time - Borrower has been on job XXX years.; Borrower has over XXX years at current residence - Borrowers time at current residence is XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070495	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than XXX business days before consummation.			This compliance test 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' is no longer tested	09/28/2021	Borrower has significant job time - Borrower has been on job XXX years.; Borrower has over XXX years at current residence - Borrowers time at current residence is XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070495	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	09/28/2021	Borrower has significant job time - Borrower has been on job XXX years.; Borrower has over XXX years at current residence - Borrowers time at current residence is XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070495	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.			This loan passed the homeownership counseling organizations disclosure date test. ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is within XXX business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.	09/28/2021	Borrower has significant job time - Borrower has been on job XXX years.; Borrower has over XXX years at current residence - Borrowers time at current residence is XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	B	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070495	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	09/28/2021	Borrower has significant job time - Borrower has been on job XXX years.; Borrower has over XXX years at current residence - Borrowers time at current residence is XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070495	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.			This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	09/28/2021	Borrower has significant job time - Borrower has been on job XXX years.; Borrower has over XXX years at current residence - Borrowers time at current residence is XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070495	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX exceed the comparable charges XXX by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).			This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX do not exceed the comparable charges XXX by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	09/28/2021	Borrower has significant job time - Borrower has been on job XXX years.; Borrower has over XXX years at current residence - Borrowers time at current residence is XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070495	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	09/28/2021	Borrower has significant job time - Borrower has been on job XXX years.; Borrower has over XXX years at current residence - Borrowers time at current residence is XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070495	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.			Third party valuation tool provided. Value supported. Condition cleared.	09/28/2021	Borrower has significant job time - Borrower has been on job XXX years.; Borrower has over XXX years at current residence - Borrowers time at current residence is XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070495	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				08/12/2021	Borrower has significant job time - Borrower has been on job XXX years.; Borrower has over XXX years at current residence - Borrowers time at current residence is XXX years.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070497	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				08/19/2021	FICO exceeds guidelines - The FICO of XXX exceeds guidelines of 660; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12910.12.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070497	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval;
Missing DSCR Rental operating statment used to calculate income,  Approval  pg 73 Notes DSCR of XXX
If using No DSCR  Min score- XXX /  max LTV -XXX  meets G/L requirements; XXX  DSCR meets Minimum Score and LTV max requirement.   Exception cleared.; XXX  DSCR meets Minimum Score and LTV max requirement.   Exception cleared on XXX
														XXX DSCR meets Minimum Score and LTV max requirement. Exception cleared.			The borrower income verification does match approval. XXX DSCR meets Minimum Score and LTV max requirement. Exception cleared.	09/02/2021	FICO exceeds guidelines - The FICO of XXX exceeds guidelines of 660; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12910.12.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070497	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.			Third party valuation tool provided. Value supported. Condition cleared.	09/02/2021	FICO exceeds guidelines - The FICO of XXX exceeds guidelines of 660; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12910.12.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070497	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Trust Documentation Missing or Incomplete	Trust document is not properly executed or missing. Unable to determine if signatures on note are accurate. ; XXX Note pg 234 signature page reflects Borrower signed individually and as Trustee of ? please provide documentation of a Trust with all applicable exhibits/docs etc or reissue Note signature page correctly authorized. Security Instrument pg 261 shows Borrower signed Individually and as Officer, as Trustee of. The Borrower name on the Security Instrument is " XXX , a XXX". Title Commitment reflects XXX.; XXX Note pg 234 signature page reflects Borrower signed individually and as Trustee of ? please provide documentation of a Trust with all applicable exhibits/docs etc or reissue Note signature page correctly authorized. Security Instrument pg 261 shows Borrower signed Individually and as Officer, as Trustee of. The Borrower name on the Security Instrument is "XXX, a XXXy". Title Commitment reflects XXX , XXX .; XXX - UW Approval letter (dated XXX provided but does not provide any clarification regarding the Trustee documentation. Please provide documentation of the Trust with all applicable exhibits/docs; etc.
XXX  Note pg 234 signature page reflects Borrower signed individually and as Trustee of ? please provide documentation of a Trust with all applicable exhibits/docs etc or reissue Note signature page correctly authorized.  Security Instrument pg 261 shows Borrower signed Individually and as Officer, as Trustee of.  The Borrower name on the Security Instrument is XXX   Title Commitment reflects XXX ; XXX - Clarification provided.  "The loan is not a trust - closed as XXX The XXX  was an error." Additional review of the trustee information shows Trust info not entered.  Exception cleared.
XXX  - UW Approval letter (dated XXX provided but does not provide any clarification regarding the Trustee documentation.  Please provide documentation of the Trust with all applicable exhibits/docs; etc.
														XXX : Note pg 234 signature page reflects Borrower signed individually and as Trustee of ? please provide documentation of a Trust with all applicable exhibits/docs etc or reissue Note signature page correctly authorized. Security Instrument pg 261 shows Borrower signed Individually and as Officer, as Trustee of. The Borrower name on the Security Instrument is " XXX ". Title Commitment reflects XXX.; Note pg 234 signature page reflects B signed individually and as Trustee of ? please provide documentation of a Trust with all applicable exhibits/docs etc or reissue Note signature page correctly authorized.			Client provided trust document that was missing.	10/16/2021	FICO exceeds guidelines - The FICO of XXX exceeds guidelines of 660; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12910.12.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070496	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Prepayment Penalty Indicator is Missing	Prepayment Penalty Indicator is Missing; XXX Prepayment penalty is not part of the terms for this loan. Exception cleared.; The prepayment addendum to the note and rider to the mortgage are not in the file. The prepayment penalty was disclosed on the final CD.			Prepayment Penalty Indicator is received.	09/19/2021	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12237.31.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070496	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Property Survey Not Provided	Property Survey Not Provided			Property Survey Provided. Correction.	09/19/2021	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12237.31.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	B	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070496	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX Per lender guidelines, not applicable. Exception cleared.			Third party valuation tool provided. Value supported. Condition cleared.	08/12/2021	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12237.31.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070496	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				08/11/2021	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12237.31.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070015	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/03/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9475.75.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070015	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. Note is only executed by Borrower. Per final 1003/1008 and Mortgage - Borrower is XXX Updated Note is needed with XXX listed. ; Note document indicator is Partial. Security Instrument shows Borrower is the XXX The note is only signed by the individual	Change status of 'Note Document Indicator is Partial' from Active to Acknowledged by Client.; XXX - Updated CRSE. Client acknowledges: Note is Partial - Security Instrument shows Borrower is the XXX . The note is only signed by the individual. Compensating factors: Credit History - No credit lates in the last XXX months; Reserves - Bwr has more than XXX in reserves (after closing). Acknowledged by Client.	XXX	Note document indicator is Present	03/04/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9475.75.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070015	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification of XXX is less than XXX months.; Borrower Income Verification of XXX is less than XXX months.			Income Verification of ___ is greater than XXX months.; Income Verification of XXX is greater than XXX months.	03/30/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9475.75.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070156	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/02/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10323.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070156	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/03/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10323.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070163	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/02/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070163	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/10/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; XXX Hazard is considered insufficient; please provide replacement cost estimate and, or proof of guaranteed replacement cost. Hazard coverage, dwelling A, is less than XXX	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.; XXX Hazard is considered insufficient; please provide replacement cost estimate and, or proof of guaranteed replacement cost. Hazard coverage, dwelling A, is less than XXX ; XXX - LOX received. Per the appraisal the estimate replacement value is XXX , Exception cleared.	XXX	Hazard insurance coverage is sufficient.	03/24/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party AVM to appraised value exceeds XXX allowable variance	Third party AVM value of XXX with a variance of -XXX exceeds XXX allowable variance. However, CU scor is XXX XXX AVM exceeds variance of XXX; However, CU score is XXX Exception cleared.	Change status of 'Third Party AVM to appraised value exceeds XXX allowable variance' from Active to Open Rebuttal.; XXX AVM exceeds variance of XXX However, CU score is XXX Exception cleared. ; XXX - Desk Review information not entered incorrectly. Updating/clear exception.	XXX	Additional third party valuation requested to support value.; CU score is XXX and supports the appraised value. Exception cleared.	03/24/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/02/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Desk Review variance to appraised value exceeds XXX	Third party Desk Review variance of -XXX exceeds XXX maximum allowed.; XXX **Duplicative** AVM exceeds allowable XXX variance. However, CU score XXX supports value. ;not an exception	Change status of 'Third Party Desk Review variance to appraised value exceeds XXX from Active to Open Rebuttal.; XXX **Duplicative** AVM exceeds allowable XXX variance. However, CU score XXX supports value. ;not an exception; XXX - Desk Review information not entered incorrectly. Updating/clear exception.	XXX	Additional third party valuation requested to support value.	03/24/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070157	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/13/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070157	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/03/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070153	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4530.70.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070153	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4530.70.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070153	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM Received - updating loan accordingly.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; AVM Received - updating loan accordingly.	XXX	Third Party Valuation Product Provided.; AVM Received - updating loan accordingly.	11/23/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $4530.70.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070008	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13998.84.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070008	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13998.84.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46681.72.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/18/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $46681.72.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070009	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX XXX Please provide acceptable TPV CU score XXX and RW is not eligible			Third party valuation tool provided. Value supported. Condition cleared.	03/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11446.92.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070009	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.; XXX Please provide acceptable TPV CU score XXX and RW is not eligible			Third party valuation tool provided. Value supported. Condition cleared.	03/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11446.92.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070009	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/15/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11446.92.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070132	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070132	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial: missing LOE/Clarification regarding address XXX ( Per Drivers License issued XXX and per final 1003 has lived in XXX for XXX yrs XXX months.	Change status of 'Borrower Credit Report Indicator is Partial' from Active to Open Rebuttal.; XXX - Received LOX. Property in XXX was an XXX property. Documentation is not required. Exception cleared.	XXX	Borrower credit report indicator is Present	04/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070137	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Signed 4506t is missing	Borrower XXX missing signed XXX			Per guidelines executed 4506-T note required. Condition cleared.	04/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7984.46.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070137	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/08/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7984.46.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070135	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/15/2022		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070135	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/08/2022		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070136	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX , is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	03/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44457.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070136	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval- Missing XXX months XXX statements(s) to verifiy XXX per lenders income worksheet page 395. Need to verify calcualted income XXX . Per GL XXX qualifying income is defined as XXX plus year to date earnings less business expense.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
															XXX - Received copy of XXX state showing XXX calculations with copy of Closed Transactions listing showing final amount as XXX Exception cleared.	XXX	The borrower income verification does match approval	04/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44457.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070136	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	03/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44457.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070136	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	03/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44457.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070136	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Title Issues Present	The following issues were noted: title committment page 100, item # 23- unrecorded lease from XXX and certain subordination of Lease recorded XXX final title policy to reflect this item will not affect Lenders first lien position and insure over this item or title to omit item.; XXX - The following issues were noted: title committment page 100, item # 23- unrecorded lease from XXX and certain subordination of Lease recorded XXX final title policy to reflect this item will not affect Lenders first lien position and insure over this item or title to omit item.	Change status of 'Title Issues Present' from Active to Open Rebuttal.;
															XXX - Received Final Title Policy. No open lien issues. Exception cleared. ; XXX - The following issues were noted: title committment page 100, item # 23- unrecorded lease from XXX and certain subordination of Lease recorded XXX final title policy to reflect this item will not affect Lenders first lien position and insure over this item or title to omit item.	XXX	XXX - Received Final Title Policy. No open lien issues. Exception cleared.	04/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44457.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070136	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.			CU score supports value, condition cleared.	12/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $44457.32.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070134	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/16/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9907.94.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070134	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/17/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9907.94.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070133	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23497.98.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070133	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/21/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $23497.98.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070510	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12226.56.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070510	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/16/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12226.56.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070018	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/23/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6359.58.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070018	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/23/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $6359.58.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070016	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/26/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10721.95.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070016	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/24/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10721.95.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070017	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/23/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14917.60.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070017	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/24/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $14917.60.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070164	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/22/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10064.04.; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070164	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.			CU score supports value, condition cleared.	12/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10064.04.; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/31/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX. days.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	11/29/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070169	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12249.60.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070169	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12249.60.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070169	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided			Third Party Valuation Product Provided.	11/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12249.60.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/28/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/29/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070167	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	03/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070167	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/30/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070168	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12522.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070168	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $12522.14.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/23/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $58585.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/23/2022	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $58585.18.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070032	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.			CU score supports value, condition cleared.	12/23/2022	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070032	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				03/31/2022	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070032	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				03/31/2022	Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070024	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16040.65.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070024	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $16040.65.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070022	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more.; Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX. days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20219.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	D	B	D	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070022	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	CU score supports value, condition cleared.	12/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20219.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	D	B	D	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070022	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Right to Cancel is Partial	The right to cancel is Partial; Right to cancel in file is not dated by the borrowers	Change status of 'Right to Cancel is Partial' from Active to Open Rebuttal.;
Received executed Right to Cancel with dates of XXX Exception cleared. ; Right to cancel in file is not dated by the borrowers	XXX	The right to cancel is Present	05/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20219.74.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	D	B	D	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070023	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32762.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070023	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/11/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $32762.92.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070026	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XXX. is after the note date of XXX.	Effective dates XXX to XXX Updated policy obtained reflecting effective dates XXX to XXX Exception cleared.	05/26/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13246.24.
																				C	B	C	A	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070026	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Master Policy expired pg 876	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.; XXX - Recieved updated insurance policy reflecting effective dates of XXX to XXX Exception cleared.	XXX	Hazard insurance indicator is Present. XXX - Received updated insurance policy reflecting effective dates of XXX to XXX Exception cleared.	05/26/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13246.24.
																				C	B	C	A	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070026	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Effective Date is after the Review Date	The hazard insurance effective date of XXX. is after the review date	The hazard insurance effective date of XXX is after the review date	05/26/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13246.24.
																				C	B	C	A	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070026	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more.; Escrow account established and appraisal receipt acknowledged within XXX. days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/27/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13246.24.
																				C	B	C	B	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070026	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Downpayment source is from an unacceptable source	Downpayment source is from an unacceptable source.; Client provided guideline exception allowing Trust document (ineligible asset type per guidelines) as asset - Pg 16, based on good credit history and over XXX. months post close reserves	Change status of 'Downpayment source is from an unacceptable source' from Active to Acknowledged by Client.;
Received updated CRSE. Client acknowledges: Assets: Ineligible asset type; Actual Verified - XXX Asset. Compensating Factors: Credit History - none since XXX , Reserves - Over XXX mos post close. Acknowledged by Client	XXX	05/27/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13246.24.
																				C	B	C	B	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2023070025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	05/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19701.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	05/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19701.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX. is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX , is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	05/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19701.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19701.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to XXX. and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX. orThe note amount for a first lien on a manufactured home is less than XXX. and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX. orThe note amount for a first lien a non-manufactured home is less than XXX. but greater than or equal to XXX. and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX; orThe note amount for a second lien is greater than or equal to XXX. and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX; orThe note amount on a first lien a non-manufactured home or a second lien is less than XXX. and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the APOR on the date the rate was set plus XXX.	Loan is not subject to QM, condition is not valid.	05/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19701.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19701.86.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070227	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: ; Appraisal report states subject loan is a XXX. and per GL's those are not allowed.

2 Appraisal in file:
Appraisal dated XXX. states cccupancy as XXX.
Appraisal dated XXX. states occupancy as XXX.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Received LOX - The realtor purchased the property and then sold it to Borrower's once financial status was available. Exception cleared. ; Appraisal report states subject loan is a XXX  and per GL's those are not allowed. ;
;
2 Appraisal in file:;
Appraisal dated XXX states cccupancy as XXX
Appraisal dated XXX states occupancy as XXX	XXX	Appraisal guideline violation is now acceptable.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070227	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX. by XXX or more.; Informational exception.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070230	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20107.02.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070230	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	The transmittal summary is Missing; The transmittal summary is Missing	Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; Final 1008 received. Exception cleared.	XXX	The transmittal summary is ___; The transmittal summary is Present	05/16/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $20107.02.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070216	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $189174.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070216	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX. days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX. business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.	This loan passed the homeownership counseling organizations disclosure date test. ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is within XXX business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $189174.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	B	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070216	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX. business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX. regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $189174.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070216	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $189174.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070216	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX exceed the comparable charges XXX by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX do not exceed the comparable charges XXX by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $189174.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070216	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $189174.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070216	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Written List of Service Providers Disclosure Date Test	This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the XXX business day (counting all calendar days except XXX and specified legal public holidays) before consummation of the transaction; orLater than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).	This loan passed the written list of service providers disclosure date test due to the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is not less than the XXX business day (counting all calendar days except XXX and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $189174.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070216	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is Missing.	The eSigned documents consent is Present.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or $189174.80.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070225	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/04/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070225	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/04/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070229	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24948.21.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070229	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TILA Finance Charge Test	TILA Finance Charge Test	This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX The disclosed finance charge of XXX is considered accurate because:It is understated by no more than XXX ; XXX is greater than the amount required to be disclosed.	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24948.21.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070229	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24948.21.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070229	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24948.21.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070229	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX	Third party valuation tool provided. Value supported. Condition cleared.	05/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $24948.21.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070224	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/06/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070224	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21010.44.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $21010.44.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Received PCCD w/ letter, XXX Tracking and a Refund Check in the amount of XXX Updating loan accordingly.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
Closing Disclosure; Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
Received Initial Disclosure package dated back in XXX  .  After additional review of the image package - Intent to Proceed and addl documents show XXX  date.  Updated original Application date to match this date. ; Change status of 'Reimbursement Amount Test' from Open Rebuttal to Active.;
Discount Points increased from XXX to XXX from the LEs and Initial CD to Final CD. Proper COC documentation to show increase is required; or PCCD with refund letter is needed. ; Received PCCD w/ letter, XXX Tracking and a Refund Check in the amount of XXX Updating loan accordingly.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	12/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50856.37.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Written List of Service Providers Disclosure Date Test	This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the XXX business day (counting all calendar days except XXX and specified legal public holidays) before consummation of the transaction; orLater than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).; The written list of service providers disclosure list in the file was issued XXX more than XXX days after the application date. Per the disclosure tracking summary a list was issued on XXX however it is missing from the file.	Change status of 'Written List of Service Providers Disclosure Date Test' from Active to Open Rebuttal.;
Received Initial Disclosure package dated back in XXX . After additional review of the image package - Intent to Proceed and addl documents show XXX date. Updated original Application date to match this date. ; The written list of service providers disclosure list in the file was issued XXX more than XXX days after the application date. Per the disclosure tracking summary a list was issued on XXX however it is missing from the file.	XXX	This loan passed the written list of service providers disclosure date test due to the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is not less than the XXX business day (counting all calendar days except XXX and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).	11/02/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50856.37.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
Received Initial Disclosure package dated back in XXX  .  After additional review of the image package - Intent to Proceed and addl documents show XXX  date.  Updated original Application date to match this date. ; Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
Received PCCD w/ letter, XXX Tracking and a Refund Check in the amount of XXX .   Updating loan accordingly. ; Change status of 'Consummation or Reimbursement Date Validation Test' from Open Rebuttal to Active.;
Discount Points increased from XXX to XXX from the LEs and Initial CD to Final CD. Proper COC documentation to show increase is required; or PCCD with refund letter is needed.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	12/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50856.37.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.; The Homeownership coulnseling list in the file was issued XXX more than XXX days after the application date. Per the disclosure tracking summary a list was issued on XXX however it is missing from the file.	Change status of 'RESPA Homeownership Counseling Organizations Disclosure Date Test' from Active to Open Rebuttal.;
Received Initial Disclosure package dated back in XXX . After additional review of the image package - Intent to Proceed and addl documents show XXX date. Updated original Application date to match this date. ; The Homeownership coulnseling list in the file was issued XXX , more than XXX days after the application date. Per the disclosure tracking summary a list was issued on XXX however it is missing from the file.	XXX	This loan passed the homeownership counseling organizations disclosure date test. ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is within XXX business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.	12/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50856.37.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	Initial Loan Estimate Delivery Date Test (from application)	Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Active to Open Rebuttal.;
Received Initial Disclosure package dated back in XXX. After additional review of the image package - Intent to Proceed and addl documents show XXX date. Updated original Application date to match this date. ; Initial LE issued XXX , per the disclosure tracking summary, is missing from the file.	XXX	This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	12/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50856.37.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Tolerance violation due to issue date of the initial LE being more than XXX days after application date.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Received Initial Disclosure package dated back in XXX .  After additional review of the image package - Intent to Proceed and addl documents show XXX date.  Updated original Application date to match this date. ; Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Received PCCD w/ letter, XXX Tracking and a Refund Check in the amount of XXX .   Updating loan accordingly. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Discount Points increased from XXX to XXX from the LEs and Initial CD to Final CD. Proper COC documentation to show increase is required; or PCCD with refund letter is needed. ; Tolerance violation due to issue date of the initial LE being more than XXX days after application date.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	12/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50856.37.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX Test	Charges That In Total Cannot Increase More Than XXX Test	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.;
Received Initial Disclosure package dated back in XXX. After additional review of the image package - Intent to Proceed and addl documents show XXX date. Updated original Application date to match this date. ; Tolerance violation due to issue date of the initial LE being more than XXX days after application date.	XXX	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX do not exceed the comparable charges XXX by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	12/21/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $50856.37.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2023070220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Lender income calc sheet pg 622 - average of XXX and XXX expense factor = XXX Lender used XXX/mo which does not include XXX expense factor.
Per Lender GLs XXX Statements - Qualifying income is defined as total XXX plus year to date earnings, less business expense ratio. Lender did not calculate YTD earnings.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received LOX with supporting documentation. The UW recalculated income including the XXX income with a XXX expense ratio. Re-calculated the income including this amount and updating the calculations. Exception cleared.	XXX	The borrower income verification does match approval	05/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26400.54.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00%. ; Lender income calc sheet pg 622 - average of XXX and XXX expense factor = XXX Lender used XXX /mo, which does not include XXX expense factor.
Per Lender GLs XXX Statements - Qualifying income is defined as total XXX plus year to date earnings, less business expense ratio. Lender did not calculate YTD earnings.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received LOX with supporting documentation.  The UW recalculated income including the XXX income with a XXX expense ratio.  Re-calculated the income including this amount and updating the calculations. Exception cleared. ; Lender income calc sheet pg 622 - average of XXX expense factor = XXX.  Lender used XXX  / mo, which does not include XXX  expense factor. ;
Per Lender GLs XXX Statements - Qualifying income is defined as total XXX plus year to date earnings, less business expense ratio. Lender did not calculate YTD earnings.	XXX	Documentation provided to support Qualifying DTI below XXX	05/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26400.54.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/10/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $26400.54.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070219	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31549.98.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070219	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Fraud report page 634 lists an undisclosed property at XXX. There is no LOE in file from borrowers.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; Received XXX report for XXX . Property is not owned by borrower. Exception cleared.	XXX	Alerts from Fraud Report have been cleared.	05/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $31549.98.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/09/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/06/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070221	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount is less than the minimum required loan amount	Client provided a guideline exception allowing for minimum loan amount outside GL IAO XXX GL minimum loan amount is XXX	08/17/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7666.38.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070221	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $7666.38.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070226	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/09/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8170.84.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070226	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower 2 Income Verification is less than XXX months	Borrower 2 Income Verification is less than XXX months	DSCR loan, not applicable	XXX	Exception cleared.	05/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $8170.84.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070223	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Lender Acknowledged HPML Disclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	06/21/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070223	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. 1003 reflects borrower as a XXX; however, XXX card in file reflects not valid for work. Borrower residency needs to be confirmed.; Borrower residency documentation not provided or issue with documentation. Borrower's XXX card shows "XXX" this is done when the person is not a XXX	Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.;
Received, application to replace permanent residence card with confirmation. Exception cleared.	XXX	Borrower residency documentation has been provided and there are no issues with documentation. ; Borrower residency documentation has been provided and there are no issues with documentation.	06/21/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070217	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $54755.84.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070217	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/12/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $54755.84.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070228	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Exception was utilized for Borrower- Maximum Exposure. Please see Credit Risk Summary on Pg 1418	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing exposure up to XXX ( XXX loans) to borrower based on qualifying Credit score of XXX , DTI of XXX / XXX employment stability of over XXX years, monthly housing payment XXX , XXX months verified reserves and LTV of XXX pg 1418.	XXX	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37378.38.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070228	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37378.38.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070228	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $37378.38.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070231	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19748.39.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070231	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower 2 Income Verification is less than XXX months	Borrower 2 Income Verification of XXX is less than XXX months. Borrower is not XXX	Borrower 2 Income Verification of ___ is greater than XXX months.; Borrower 2 Income Verification of XXX is greater than XXX months.	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $19748.39.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/10/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/12/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070218	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/11/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10830.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070218	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard Insurance Coverage is Not Sufficient	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.; Property is a XXX . Received copy of XXX - updating loan.	XXX	Hazard insurance coverage is sufficient.	07/05/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10830.72.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070240	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/25/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10404.99.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070240	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/24/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10404.99.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070241	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28597.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070241	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $28597.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070234	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Initial CD missing . Per Disclosure Tracking Summary dated XXX date of the Initial CD XXX Pg 282	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received copy of Initial CD dated XXX Updating loan accordingly. ; Initial CD missing . Per Disclosure Tracking Summary dated XXX date of the Initial CD XXX Pg 282	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	06/03/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15869.88.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070234	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $15869.88.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070244	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Per the guidelines12 mos personal bank statements, lender used XXX mos personal with XXX mos business.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
Client provided exception allowing for XXX month personal and XXX month business assets based on CPA recommendation.	XXX	05/26/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13102.54.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070244	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/17/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13102.54.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070244	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial.
XXX listed on fraud reprot and final URLA. File is missing all PITIA docs. Escrow info page 314, unable to use.

HOA certs on page 306 and 317 do not list property addresses. Unable to determine HOA for all REOs; Received HOA documentation, Insurance Policy, Tax information for XXX. Documentation on XXX is needed.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received copy of Mortgage Statement and HOA Dues for XXX . Confirmed - Exception cleared. ; Received HOA documentation, Insurance Policy, Tax information for XXX . Documentation on XXX is needed.	XXX	Borrower liabilities verified indicator is Present	07/06/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 600.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $13102.54.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2023070238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9985.96.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9985.96.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Provided.	Third party valuation tool provided. Value supported. Condition cleared.	12/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9985.96.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Third party valuation tool provided. Value supported. Condition cleared.	12/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $9985.96.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070239	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17059.48.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070239	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/25/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17059.48.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070235	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11110.08.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070235	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $11110.08.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070242	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Missing CPA letters for XXX and XXX to verify ownership percentage.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
CPA letter is not required IF additional business documentation is provided. Copy of XXX documentation provided. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	06/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070242	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	Lenders income for XXX businesses (XXX and XXX) XXX audit income for both businesess XXX average XXX months; missing XXX for XXX. Lenders DTI XXX / 10.009%- audit DTI XXX/ 20.903%; missing XXX quick calculation income sheet.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received LOX with updated copy of 1008 and final 1003. Income from XXX was removed from the calculation. Updating loan accordingly.	XXX	The borrower income verification does match approval	06/13/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070242	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Cleared to Revoked.; DTI calculations from UW process	XXX	Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX Documentation provided to support Qualifying DTI below XXX	12/23/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070242	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/19/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070243	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower 2 Income Verification is less than XXX months	Borrower 2 Income Verification is less than XXX months	Documentation provided	XXX	Exception cleared.	05/18/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30149.72.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070243	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/17/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $30149.72.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070237	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10505.46.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070237	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/24/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $10505.46.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/18/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39210.64.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/23/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39210.64.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX.	Third Party Valuation Product Provided	10/11/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $39210.64.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070233	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.			Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/31/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070233	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 45.00.; Approval is based on an additional XXX /mth for OTHER income. Reviewed the entire loan file and was unable to locate any documentation to support XXX /mth of OTHER income.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
															Received LOX. Income of XXX was removed from calculation. Updated 1008 received. In addition, the XXX day XXX account with a balance of XXX should also be removed from the calculation. Updating loan accordingly. ; Approval is based on an additional XXX / mth for OTHER income. Reviewed the entire loan file and was unable to locate any documentation to support XXX /mth of OTHER income.	XXX	Documentation provided to support Qualifying DTI below XXX	07/07/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070233	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Brwr rented her current residence for over XXX yrs, however, there is no VOR in the loan file. CRS & Exception also indicates " XXX " for Mortgage/Rent History.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															Received copy of bank statements for XXX consecutive months w/ updated CRSE showing rent payments. Exception cleared.	XXX	Housing delinquency meets guidelines.	07/18/2022	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070029	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25273.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070029	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/20/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $25273.12.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Escrow account established, and appraisal receipt acknowledged within XXX days.	Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; Informational exception.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower 2 Income Verification is less than XXX months	Borrower 2 Income Verification is less than XXX months	Documentation provided	XXX	Exception cleared.	05/26/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2023070028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/17/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/25/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070027	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum cash-out to the borrower is XXX and the borrower received cash out of XXX	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Acknowledged by Client.; Client provided a guideline exception allowing for cash out exceeds maximum allowed. Cash out XXX.	XXX	05/24/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $117083.34.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070027	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $117083.34.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070027	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/31/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $117083.34.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2023070031	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/20/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17069.68.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070031	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/27/2022	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $17069.68.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070034	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Per GL must have 12 months houisng hisotry- this file and subject mortgage XXX months rated; need prior VOR rating- cancelled checks for XXX months for full XXX months housing history and satisfactory review.; VOM – XXX Mos Pg 493. Updated “ XXX ” for the field “Is Mortgage/Rental History Within Guidelines” because Lender Guidelines requires XXX months mortgage history.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX - the XXX pymt in XXX , we would hit XXX months of payments in XXX the month we closed. That payment was made with our payoff. Reviewed - exception cleared	XXX	Housing delinquency meets guidelines.	06/07/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $56226.18.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070034	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/20/2022	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or $56226.18.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070717	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Missing valid identification for borrower.; XXX - Proof of XXX validation provided.; Exception resolved.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.; .; XXX - Proof of XXX validation provided.	XXX	Final Loan Application is Present; Exception resolved.	11/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 55.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2023070717	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Security Instrument Indicator is Missing	The security instrument indicator is Missing; XXX - Security Instrument provided; Exception resolved.	Change status of 'Security Instrument Indicator is Missing' from Active to Open Rebuttal.; .; XXX - Security Instrument provided	XXX	The security instrument indicator is Present; Exception resolved.	11/28/2022	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 55.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A